UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

Dear Shareholder,

Despite a volatile January, the last twelve months proved to be another banner period for the equity markets. Emerging markets were headline casualties for the year, stirred up by fears of slowing Asian economies, but global equities generally ended the year on a positive note. Unfortunately, Fixed Income investors generally bore the brunt of inflation fears and ‘tapering’ central bank policies, resulting in an exodus from the fixed income markets. As fund withdrawals increased, lackluster fixed income returns surprised most investors who had previously sought yield, stability and a safe harbor from the volatility of the equity markets.

From the Advisor’s perspective, the year went well, with many of our strategies delivering returns that stacked up nicely against their peers and respective benchmarks. The Frost Total Return Bond Fund continued to deliver, with performance proving worthy of the Morningstar top decile rankings for the 1, 3 and 5 year time frame.

The need for diversification was again validated this past year as benchmark returns ranged from a positive 20 plus percent for the S&P 500 to a positive 0.12% for intermediate fixed income. The Frost Funds proved to be competitive, with returns ranging from approximately 21% from the Frost Value and Mid-Cap Funds, to a positive 4% for the Frost Total Return Bond Fund. Running counter to industry trends, the Frost Total Return Bond Fund not only delivered positive returns but also saw positive growth in share count, while most of the fund’s fixed income peers saw outflows. The Low Duration Municipal Bond Fund was one casualty last year; given the Fund’s low nominal yields and the impact of fund management expenses, we made a decision to close that strategy during the year.

The past 12 months also provided the first full year’s performance for two of our newer Funds, the Buy Write Strategy and the Credit Fund. The [Cinque Partners managed] Buy Write strategy delivered a 13.2% return with much less volatility when compared to the S&P; the Frost Credit Fund also delivered for fixed income investors a 5.84% return for the year, outperforming its hybrid benchmark (represented by 50% Barclays U.S. Credit Index and 50% Barclays U.S. Corporate High Yield Index), which came in at a return of 3.61%. We also saw some changes in our existing funds, including a restructuring of the Frost International Fund, blending Thornburg’s International Growth strategy, with the Thornburg International Value strategy, creating a unique product and better addressing the potential of the international equity markets.

As 2014 unfolds, nervousness will likely be a continuing theme for investors. Following a relatively uninterrupted five year rally in the equity markets, some consolidation might be expected, and prove healthy for longer term market performance. Meanwhile, we face 2014 with quite a few positives that could serve as a tailwind for equities. Central banks globally remain accommodative, even in the face of a still benign inflationary outlook. Housing has witnessed a fairly dramatic recovery while consumers have continued to deleverage and labor conditions appear to be improving. The Eurozone appears to be staging a recovery (muddling along), while domestic manufacturing has undergone it’s own ‘renaissance’, aided by recovering energy markets, improving auto markets and rising consumer confidence. The darlings of just a few years ago, the emerging markets, have become the biggest performance detractors for investors today, although that situation can change as suddenly as it has in the past. As with all investment strategies, patience should be rewarded. We believe, diversification among strategies likewise should reward the astute investor.

While investment markets remain unpredictable, our investment process remains constant. As we regularly mention in our commentaries, our investment team continues to monitor activities in the global markets, looking for opportunities to improve returns and avoid the next pitfall.

As always, we appreciate your confidence in our team.

Yours Truly,

Tom Stringfellow, CFA, CPA, CFP®

President and Chief Investment Officer

Frost Investment Advisors, LLC

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. The primary risk of derivative instruments is that changes in the market value of securities held by the fund and of the derivative instruments relating to those securities may not be proportionate. Derivatives are also subject to illiquidity and counter party risk. Diversification does not protect against market loss.

Morningstar rankings are based on risk adjusted returns and the Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-five-and-ten year Morningstar ratings metrics if applicable. As of 1/31/2014: Frost Total Return Bond Fund (FIJEX) was rated against the following number of Intermediate Term Bond funds over the following time periods: 1081 funds in the last 1 year, 946 funds in the last 3 years and 808 funds in the last 5 years. With respect to these Intermediate Term Bond funds, FIJEX ranked in the 2nd, 2nd and 7th percentiles respectively.

The S&P 500 Index is a market value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

The Barclays U.S. Credit Index is designed to track the performance of a hypothetical buy write strategy on the S&P 500 Index. The Barclays U.S. Corporate High Yield Bond Index is a market value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value. Investors cannot invest directly in an index. Beta is a measure of risk in relation to the market or benchmark.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK‡ — 95.6%
Consumer Discretionary — 20.8%
Amazon.com*	21,541	$7,726,541
AMC Networks, Cl A*	86,440	5,570,194
BorgWarner	123,930	6,655,041
Chipotle Mexican Grill, Cl A*	11,675	6,444,133
Discovery Communications, Cl A*	93,590	7,466,610
Home Depot	105,360	8,096,916
Michael Kors Holdings*	107,845	8,620,051
priceline.com*	8,740	10,006,339
Starbucks	119,900	8,527,288
Twenty-First Century Fox, Cl A	238,695	7,595,275
Walt Disney	82,835	6,014,649

		82,723,037

Consumer Staples — 5.4%
Costco Wholesale	67,102	7,539,581
CVS Caremark	106,385	7,204,392
Philip Morris International	85,277	6,663,545

		21,407,518

Energy — 7.1%
Anadarko Petroleum	63,160	5,096,380
Cameron International*	95,140	5,705,546
Cobalt International Energy*	234,380	3,836,800
EOG Resources	40,628	6,713,371
Schlumberger	76,763	6,722,136

		28,074,233

Financials — 4.2%
BlackRock, Cl A	20,331	6,108,856
Invesco	125,189	4,162,534
Moody’s	84,845	6,327,740

		16,599,130

Description	Shares	Value
Health Care — 16.2%
Baxter International	104,610	$7,144,863
Biogen Idec*	42,904	13,413,507
Bristol-Myers Squibb	137,755	6,883,617
Celgene*	69,932	10,624,769
Gilead Sciences*	183,900	14,831,535
Vertex Pharmaceuticals*	69,270	5,475,101
Zoetis, Cl A	192,545	5,845,666

		64,219,058

Industrials — 11.9%
Canadian Pacific Railway	47,225	7,153,643
Cummins	62,038	7,877,585
Deere	60,655	5,213,904
FedEx	51,318	6,841,716
Union Pacific	80,771	14,073,539
Waste Connections	151,875	6,208,650

		47,369,037

Information Technology — 25.9%
Apple	38,028	19,036,817
Cognizant Technology Solutions, Cl A*	99,701	9,663,021
eBay*	137,080	7,292,656
EMC	297,016	7,199,668
Facebook, Cl A*	148,635	9,300,092
Google, Cl A*	17,784	21,002,370
Lam Research*	121,790	6,163,792
MasterCard, Cl A	81,730	6,185,326
QUALCOMM	110,990	8,237,678
Visa, Cl A	41,715	8,986,662

		103,068,082

Materials — 2.8%
Monsanto	67,600	7,202,780
Praxair	32,104	4,004,011

		11,206,791

Telecommunication Services — 1.3%
Verizon Communications	108,025	5,187,360

Total Common Stock (Cost $241,147,062)		379,854,246

CASH EQUIVALENT** — 3.5%
AIM STIT-Government & Agency Portfolio, 0.030% (Cost $13,988,187)	13,988,187	13,988,187

Total Investments — 99.1% (Cost $255,135,249)		$393,842,433

Percentages are based on Net Assets of $397,461,904.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 97.9%
Consumer Discretionary — 11.5%
Cinemark Holdings	129,131	$3,784,830
Coach	164,312	7,868,902
Lowe’s	215,712	9,985,308
Walt Disney	145,014	10,529,466

		32,168,506

Consumer Staples — 4.8%
Kraft Foods Group	99,235	5,194,952
Philip Morris International	106,994	8,360,511

		13,555,463

Energy — 8.6%
Ensco, Cl A	163,517	8,236,351
Suncor Energy	186,780	6,131,988
Total ADR	170,384	9,740,853

		24,109,192

Financials — 24.2%
American International Group	240,757	11,546,706
Capital One Financial	161,200	11,382,332
Citigroup	137,585	6,525,657
HSBC Holdings ADR	144,988	7,465,432
JPMorgan Chase	171,991	9,521,422
Lazard, Cl A	185,767	7,943,397
MetLife	117,836	5,779,856
Wells Fargo	173,581	7,870,162

		68,034,964

Health Care — 18.2%
Abbott Laboratories	206,744	7,579,235
AbbVie	165,341	8,139,738
Baxter International	145,466	9,935,328

Description	Shares	Value
Covidien	109,139	$7,447,645
Novartis ADR	134,858	10,663,222
Stryker	93,354	7,244,270

		51,009,438

Industrials — 13.5%
Boeing	79,844	10,001,260
Eaton	141,291	10,326,959
Honeywell International	46,753	4,265,276
Nielsen Holdings	144,326	6,103,547
Tyco International	178,211	7,215,763

		37,912,805

Information Technology — 14.0%
Broadridge Financial Solutions	231,399	8,397,470
Cisco Systems	423,644	9,282,040
Corning	703,089	12,100,162
Telefonaktiebolaget LM Ericsson ADR	773,598	9,507,519

		39,287,191

Materials — 3.1%
Rio Tinto ADR	164,626	8,749,872

Total Common Stock (Cost $243,371,008)		274,827,431

CASH EQUIVALENT* — 4.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $12,444,384)	12,444,384	12,444,384

Total Investments — 102.3% (Cost $255,815,392)		$287,271,815

Percentages are based on Net Assets of $280,691,804.

*	Rate shown is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 82.4%
Consumer Discretionary — 11.0%
Best Buy	14,100	$331,914
Coach	115,500	5,531,295
Gannett	70,600	1,943,618
Honda Motor ADR	29,100	1,091,541
Johnson Controls	48,400	2,232,208
Staples	529,300	6,965,588
Target	59,800	3,387,072

		21,483,236

Consumer Staples — 4.6%
Archer-Daniels-Midland	135,800	5,361,384
Wal-Mart Stores	48,000	3,584,640

		8,946,024

Energy — 10.4%
Baker Hughes	130,000	7,363,200
BP ADR	111,100	5,209,479
Ensco, Cl A	32,100	1,616,877
National Oilwell Varco	45,400	3,405,454
Occidental Petroleum	11,100	972,027
Royal Dutch Shell ADR, Cl A	27,000	1,865,700

		20,432,737

Financials — 15.1%
Allstate	138,800	7,106,560
Annaly Capital Management‡	526,100	5,666,097
Bank of America	193,830	3,246,653
Barclays ADR	163,800	2,932,020
BB&T	30,200	1,129,782
Lincoln National	26,667	1,280,816
Marsh & McLennan	83,700	3,825,927

Description	Shares	Value
XL Group, Cl A	151,250	$4,346,925

		29,534,780

Health Care — 6.1%
Becton Dickinson	9,700	1,048,764
Merck	53,700	2,844,489
Sanofi ADR	29,500	1,442,550
Teva Pharmaceutical Industries ADR	150,200	6,703,426

		12,039,229

Industrials — 6.3%
Boeing	46,100	5,774,486
Dover	36,200	3,133,472
Raytheon	36,400	3,460,548

		12,368,506

Information Technology — 18.2%
Applied Materials	108,600	1,826,652
Black Box	144,756	3,967,762
EMC	99,400	2,409,456
Hewlett-Packard	232,600	6,745,400
International Business Machines	49,900	8,816,332
Maxim Integrated Products	36,500	1,104,490
Microsoft	25,600	968,960
QUALCOMM	24,100	1,788,702
Telefonaktiebolaget LM Ericsson ADR	125,700	1,544,853
Western Union	415,900	6,404,860

		35,577,467

Materials — 6.7%
Alcoa	87,900	1,011,729
Dow Chemical	126,300	5,747,913
Mosaic	69,350	3,097,171
Rio Tinto ADR	61,700	3,279,355

		13,136,168

Telecommunication Services — 4.0%
AT&T	233,692	7,786,617

Total Common Stock (Cost $151,497,863)		161,304,764

CASH EQUIVALENT* — 19.0%
STIT-STIC Prime Portfolio, 0.020% (Cost $37,295,988)	37,295,988	37,295,988

Total Investments — 101.4% (Cost $188,793,851)		$198,600,752

Percentages are based on Net Assets of $195,771,317.

*	Rate shown is the 7-day effective yield as of January 31, 2014.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 97.6%
Consumer Discretionary — 14.3%
LKQ*	19,940	$539,776
Michael Kors Holdings*	7,540	602,672
Mohawk Industries*	4,400	625,592
Polaris Industries	4,640	580,928
Sirius XM Holdings*	119,510	427,846
Whirlpool	4,530	603,849
Wynn Resorts	2,725	592,469

		3,973,132

Consumer Staples — 4.7%
Monster Beverage*	10,820	734,678
Whole Foods Market	11,060	577,996

		1,312,674

Energy — 8.2%
Athlon Energy*	17,793	542,686
Concho Resources*	5,640	551,536
Continental Resources*	5,270	580,754
Gulfport Energy*	9,755	594,567

		2,269,543

Financials — 17.8%
Affiliated Managers Group*	3,965	789,987
Comerica	17,275	791,195
Genworth Financial, Cl A*	47,930	706,967
Lincoln National	15,055	723,092
Raymond James Financial	13,510	687,794
SunTrust Banks	16,245	601,390
Zions Bancorporation	22,600	649,750

		4,950,175

Description	Shares	Value

Health Care — 10.3%
Covance*	6,590	$623,150
Henry Schein*	6,855	787,571
Team Health Holdings*	15,090	651,284
Zimmer Holdings	8,350	784,650

		2,846,655

Industrials — 16.0%
AMETEK	15,565	769,222
B/E Aerospace*	9,580	761,323
Hexcel*	15,713	654,918
Middleby*	3,415	842,071
Roper Industries	4,370	599,739
Wabtec	11,045	815,231

		4,442,504

Information Technology — 21.7%
ACI Worldwide*	11,730	710,956
Akamai Technologies*	13,260	632,237
Alliance Data Systems*	3,170	759,722
ANSYS*	6,330	497,095
Aspen Technology*	13,990	637,524
F5 Networks*	5,950	636,650
Fiserv*	13,720	769,006
Stratasys*	6,200	747,472
Trimble Navigation*	19,510	630,758

		6,021,420

Materials — 4.6%
Allegheny Technologies	16,540	520,018
FMC	10,475	739,849

		1,259,867

Total Common Stock (Cost $20,302,621)		27,075,970

CASH EQUIVALENT** — 2.5%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $707,772)	707,772	707,772

Total Investments — 100.1% (Cost $21,010,393)		$27,783,742

Percentages are based on Net Assets of $27,754,767.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST SMALL CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 86.0%
Consumer Discretionary — 12.2%
ANN*	31,800	$1,028,412
BJ’s Restaurants*	28,780	816,201
Express*	58,275	1,009,323
Genesco*	16,440	1,154,417
Group 1 Automotive	17,400	1,063,662
Scholastic	25,740	849,162
SeaWorld Entertainment	39,860	1,292,261

		7,213,438

Consumer Staples — 3.1%
Darling International*	56,900	1,112,964
Elizabeth Arden*	25,400	688,848

		1,801,812

Energy — 6.4%
Approach Resources*	44,530	894,608
Forum Energy Technologies*	24,560	616,947
Key Energy Services*	156,800	1,143,072
Western Refining	28,500	1,114,635

		3,769,262

Financials — 14.3%
Air Lease, Cl A	36,720	1,155,946
Cathay General Bancorp	44,800	1,052,800
First Niagara Financial Group	114,630	990,403
Hanover Insurance Group	19,140	1,062,844
ProAssurance	24,790	1,151,744
TCF Financial	68,850	1,108,485
Third Point Reinsurance*	50,100	800,097
Umpqua Holdings	62,770	1,102,241

		8,424,560

Description	Shares	Value

Health Care — 10.7%
Bruker*	58,780	$1,196,173
Haemonetics*	27,780	1,052,584
Health Net*	38,470	1,265,278
Integra LifeSciences Holdings*	17,790	826,524
Magellan Health Services*	19,560	1,170,275
Quality Systems	42,040	773,956

		6,284,790

Industrials — 13.4%
Beacon Roofing Supply*	28,780	1,087,596
Brink’s	25,280	799,859
Crane	6,255	395,066
Exelis	55,200	1,081,368
Foster Wheeler*	37,310	1,118,554
Harsco	43,190	1,096,594
Regal-Beloit	15,190	1,125,427
Tetra Tech*	41,100	1,212,861

		7,917,325

Information Technology — 18.3%
ARRIS Group*	41,000	1,061,900
Atmel*	12,480	104,333
AVG Technologies*	50,630	839,952
Diebold	34,900	1,172,291
Integrated Device Technology*	85,530	825,364
JDS Uniphase*	95,100	1,263,879
Microsemi*	47,620	1,116,213
PTC*	30,000	1,070,400
Teradyne*	64,890	1,220,581
TiVo*	67,850	840,661
Unisys*	36,980	1,267,305

		10,782,879

Materials — 7.6%
Cabot	22,710	1,105,296
Carpenter Technology	19,140	1,112,225
Kaiser Aluminum	17,000	1,186,770
Scotts Miracle-Gro, Cl A	18,540	1,101,091

		4,505,382

Total Common Stock (Cost $44,317,864)		50,699,448

CASH EQUIVALENT** — 12.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $7,577,462)	7,577,462	7,577,462

Total Investments — 98.8% (Cost $51,895,326)		$58,276,910

Percentages are based on Net Assets of $58,990,485.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 96.1%
Argentina — 0.9%
MercadoLibre	23,500	$2,267,515

Australia — 1.3%
ALS	167,666	1,166,528
Ozforex Group*	758,875	1,952,543

		3,119,071

Belgium — 0.7%
Anheuser-Busch InBev	16,247	1,556,881

Brazil — 3.0%
AMBEV ADR	224,100	1,465,614
Embraer ADR	20,300	623,007
Grupo BTG Pactual	170,300	1,778,332
Itau Unibanco Holding ADR	77,472	948,257
Localiza Rent a Car	138,700	1,752,968
Natura Cosmeticos	39,435	641,713

		7,209,891

Canada — 7.4%
Canadian National Railway	24,202	1,295,337
Catamaran*	56,500	2,747,030
Constellation Software	15,075	3,239,416
Dollarama	28,100	2,119,326
Gildan Activewear, Cl A	46,900	2,499,301
Lululemon Athletica*	26,320	1,202,561
Potash Corp. of Saskatchewan	27,217	852,437
Valeant Pharmaceuticals International*	26,900	3,648,716

		17,604,124

China — 3.8%
Baidu ADR*	24,517	3,836,910

Description	Shares	Value

Industrial & Commercial Bank of China, Cl H	3,279,918	$2,022,266
SINA*	27,800	1,812,282
Sinopharm Group, Cl H	330,126	931,000
Tencent Holdings	7,367	516,500

		9,118,958

Denmark — 3.6%
Chr Hansen Holding	52,200	2,016,329
Coloplast, Cl B	20,100	1,508,118
GN Store Nord	68,500	1,624,467
Novo Nordisk, Cl B	90,075	3,565,618

		8,714,532

Finland — 1.2%
Kone, Cl B	26,232	1,068,455
Nokian Renkaat	45,451	1,918,695

		2,987,150

France — 4.1%
Air Liquide	11,142	1,400,546
Cie Generale des Etablissements Michelin	15,801	1,669,073
Eurofins Scientific	5,200	1,324,108
LVMH Moet Hennessy Louis Vuitton	16,122	2,873,454
Publicis Groupe	29,039	2,576,283

		9,843,464

Germany — 4.4%
Adidas	21,697	2,425,604
Deutsche Bank	43,285	2,095,217
Fresenius Medical Care & KGaA	31,320	2,205,009
SAP	14,875	1,136,715
Wirecard	61,300	2,684,485

		10,547,030

Hong Kong — 4.9%
AIA Group	498,959	2,299,976
China Mobile	205,716	1,963,009
Galaxy Entertainment Group*	228,234	2,230,893
Hong Kong Exchanges and Clearing	123,700	1,939,566
Sands China	415,702	3,192,283

		11,625,727

Ireland — 2.8%
Accenture, Cl A	19,159	1,530,421
Experian	197,118	3,370,037
FleetMatics Group*	43,850	1,754,438

		6,654,896

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

Description	Shares	Value

Israel — 0.7%
Stratasys*	14,400	$1,736,064

Italy — 1.8%
Intesa Sanpaolo	594,043	1,610,393
Saipem	38,900	912,887
Yoox*	48,532	1,838,646

		4,361,926

Japan — 9.7%
Bridgestone	58,455	2,136,351
Daiwa Securities Group	242,334	2,300,714
FANUC	10,228	1,678,805
Japan Exchange Group	18,772	463,375
Japan Tobacco	45,565	1,425,774
Komatsu	17,639	370,839
Kubota	97,720	1,528,399
Mitsubishi Estate	50,545	1,259,049
Mitsubishi UFJ Financial Group	583,134	3,555,765
SoftBank	40,631	3,007,656
Sumitomo Mitsui Trust Holdings	497,364	2,409,662
Toyota Motor	52,190	3,025,048

		23,161,437

Mexico — 1.0%
Fomento Economico Mexicano	195,300	1,766,520
Wal-Mart de Mexico, Ser V	244,312	584,383

		2,350,903

Netherlands — 3.3%
ASML Holding	15,536	1,319,654
ING Groep*	155,864	2,068,517
TNT Express	206,800	1,824,648
Yandex, Cl A*	37,807	1,389,407
Ziggo	27,734	1,205,753

		7,807,979

Peru — 0.6%
Credicorp	10,600	1,398,352

Portugal — 0.7%
Jeronimo Martins SGPS	104,300	1,787,216

Russia — 1.5%
Magnit ADR	9,776	515,684
Magnit GDR	29,572	1,559,923
Sberbank of Russia ADR	135,800	1,469,356

		3,544,963

Spain — 1.1%
Amadeus IT Holding, Cl A	28,365	1,123,008
Banco Bilbao Vizcaya Argentaria	119,882	1,432,537

		2,555,545

Description	Shares	Value

Sweden — 2.6%
Arcam*	43,456	$1,880,480
Hennes & Mauritz, Cl B Shares	46,922	2,022,586
Investment Kinnevik, Cl B	61,904	2,430,276

		6,333,342

Switzerland — 7.0%
Cie Financiere Richemont	30,199	2,802,896
Julius Baer Group*	33,998	1,651,808
Nestle	25,188	1,828,016
Novartis	31,487	2,493,539
Partners Group Holding	11,161	2,645,452
Roche Holding	10,236	2,814,575
Syngenta	3,843	1,361,041
UBS	59,336	1,177,361

		16,774,688

Taiwan — 0.7%
Eclat Textile	94,438	1,032,210
Taiwan Semiconductor Manufacturing ADR	38,700	654,804

		1,687,014

Thailand — 0.3%
Siam Commercial Bank	164,390	742,021

Turkey — 0.5%
Coca-Cola Icecek	62,200	1,301,451

United Kingdom — 20.7%
Abcam	163,700	1,399,352
ARM Holdings	167,899	2,580,684
ASOS*	18,273	1,881,040
Aveva Group	52,927	1,870,642
Burberry Group	53,421	1,271,615
Carnival	41,080	1,688,959
Delphi Automotive	34,600	2,106,794
Domino’s Pizza Group	257,300	2,235,424
Hargreaves Lansdown	109,650	2,678,567
HSBC Holdings	146,780	1,520,548
IG Group Holdings	203,000	2,090,702
Intertek Group	50,300	2,341,727
Kingfisher	419,356	2,547,944
Liberty Global, Cl A*	48,500	3,876,605
Optimal Payments*	13,382	88,105
Pearson	62,255	1,138,031
Persimmon*	114,200	2,464,937
Reckitt Benckiser Group	34,422	2,582,032
Rightmove	52,200	2,172,747
Rolls-Royce Holdings	118,182	2,306,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

Description	Shares	Value

SABMiller	32,813	$1,477,990
Standard Chartered	148,763	3,032,436
Telecity Group	205,383	2,414,046
WPP	87,279	1,832,212

		49,599,234

United States — 5.8%
First Cash Financial Services*	37,030	1,819,654
MasterCard, Cl A	41,400	3,133,152
PriceSmart	11,800	1,072,620
Schlumberger	23,556	2,062,799
Solera Holdings	31,640	2,114,501
Southern Copper	55,300	1,547,294
Yum! Brands	30,557	2,051,903

		13,801,923

Total Common Stock (Cost $218,822,147)		230,193,297
CASH EQUIVALENT** — 3.1%

AIM STIT-Government & Agency Portfolio, 0.020% (Cost $7,308,306)	7,308,306	7,308,306

Total Investments — 99.2% (Cost $226,130,453)		$237,501,603

The outstanding forward foreign currency contracts held by the Fund at January 31, 2014 are as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
State Street	2/18/14	USD 4,712,855	GBP 2,912,100	$73,728
State Street	2/18/14- 7/21/14	GBP 9,889,100	USD 16,159,115	(81,586)
State Street	3/20/14	USD 2,575,473	EUR 1,883,000	(35,752)
State Street	3/20/14- 4/28/14	EUR 13,262,800	USD 18,180,731	292,383
State Street	5/20/14	USD 4,242,541	JPY 436,964,800	36,976
State Street	5/20/14- 7/7/14	JPY 1,979,237,900	USD 19,183,409	(204,571)
State Street	7/29/14	AUD 1,824,800	USD 1,575,551	(2,338)

				$78,840

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $239,488,133.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

EUR — Euro

GBP — Great British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

Ser — Series

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST NATURAL RESOURCES FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK‡ — 98.3%
Energy — 85.2%
Anadarko Petroleum	40,000	$3,227,600
Apache	18,000	1,444,680
Baytex Energy	36,000	1,313,280
Bonanza Creek Energy*	25,000	1,017,750
CARBO Ceramics	7,500	863,400
Cenovus Energy	82,000	2,144,300
Chevron	14,000	1,562,820
Cobalt International Energy*	75,000	1,227,750
Concho Resources*	18,000	1,760,220
Ensco, Cl A	40,000	2,014,800
EOG Resources	16,000	2,643,840
Exxon Mobil	12,000	1,105,920
FMC Technologies*	10,000	494,400
Gran Tierra Energy*	120,000	906,000
Halliburton	44,000	2,156,440
Hornbeck Offshore Services*	35,000	1,494,850
Marathon Oil	46,000	1,508,340
Murphy Oil	15,000	849,150
National Oilwell Varco	25,000	1,875,250
Noble Energy	28,000	1,745,240
Occidental Petroleum	38,000	3,327,660
Oil States International*	16,000	1,503,200
Petroleo Brasileiro ADR	50,000	560,500
Phillips 66	25,000	1,827,250
Pioneer Natural Resources	5,000	846,600
QEP Resources	40,000	1,235,600
Range Resources	10,000	861,900
Rowan, Cl A*	35,000	1,097,950
Royal Dutch Shell ADR, Cl A	14,000	967,400
Schlumberger	40,000	3,502,800
Stone Energy*	40,000	1,238,000
Suncor Energy	75,000	2,462,250
Total ADR	25,000	1,429,250
Valero Energy	20,000	1,022,000

		53,238,390

Description	Shares	Value

Industrials — 2.3%
KBR	46,000	$1,439,800

Materials — 10.8%
Goldcorp	25,000	622,250
Monsanto	12,000	1,278,600
Rio Tinto ADR	40,000	2,126,000
Silver Wheaton	30,000	651,300
Steel Dynamics	50,000	825,000
Teck Resources, Cl B	52,000	1,249,040

		6,752,190

Total Common Stock (Cost $57,785,259)		61,430,380

CASH EQUIVALENT** — 2.5%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $1,564,885)	1,564,885	1,564,885

Total Investments — 100.8%
(Cost $59,350,144)		$62,995,265

Percentages are based on Net Assets of $62,506,062.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 56.0%
Exchange Traded Funds — 56.0%
Consumer Discretionary Select Sector SPDR Fund (B)	38,011	$2,387,851
Consumer Staples Select Sector SPDR Fund (B)	23,266	948,322
Energy Select Sector SPDR Fund (B)	17,380	1,449,144
Financial Select Sector SPDR Fund (B)	240,465	5,064,193
Health Care Select Sector SPDR Fund (B)	55,739	3,119,154
Industrial Select Sector SPDR Fund (B)	53,197	2,661,446
iShares US Technology ETF (B)	64,203	5,581,167
iShares US Telecommunications ETF (B)	15,441	445,164
Materials Select Sector SPDR Fund (B)	34,040	1,499,122
SPDR S&P 500 ETF Trust (B)	21,548	3,839,423
Utilities Select Sector SPDR Fund (B)	15,662	612,384

Total Registered Investment Companies (Cost $26,172,757)		27,607,370

COMMON STOCK — 39.4%
Consumer Discretionary — 5.7%
Bed Bath & Beyond* (B)	11,784	752,408
Ford Motor	28,061	419,793
General Motors (B)	12,678	457,422
Viacom, Cl B (B)	8,278	679,624
Walt Disney (B)	6,780	492,296

		2,801,543

Consumer Staples — 6.9%
CVS Caremark (B)	22,163	1,500,878
Molson Coors Brewing, Cl B (B)	17,415	916,726
Walgreen (B)	16,788	962,792

		3,380,396

Description	Shares/ Contracts	Value

Energy — 6.7%
Chevron (B)	6,792	$758,191
ConocoPhillips (B)	13,700	889,815
Helmerich & Payne (B)	7,837	689,969
National Oilwell Varco (B)	5,967	447,585
Valero Energy (B)	10,101	516,161

		3,301,721

Financials — 3.3%
Allstate (B)	8,847	452,966
Everest Re Group (B)	3,355	485,670
Travelers (B)	8,522	692,668

		1,631,304

Health Care — 5.7%
Aetna (B)	13,514	923,412
Amgen (B)	4,168	495,784
Merck (B)	8,278	438,486
Novartis ADR (B)	6,235	493,001
Pfizer (B)	15,476	470,470

		2,821,153

Industrials — 3.6%
Deere (B)	11,668	1,002,981
General Electric (B)	30,790	773,753

		1,776,734

Information Technology — 5.1%
Apple (B)	2,183	1,092,809
International Business Machines	2,635	465,552
Microsoft (B)	14,048	531,717
Oracle (B)	11,842	436,970

		2,527,048

Telecommunication Services — 1.0%
AT&T (B)	15,139	504,432

Utilities — 1.4%
UGI (B)	15,813	686,126

Total Common Stock (Cost $18,866,551)		19,430,457

CASH EQUIVALENT** — 4.1%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $1,997,710)	1,997,710	1,997,710

Total Investments — 99.5% (Cost $47,037,018)		$49,035,537

PURCHASED OPTIONS* (A) — 0.2%
S&P 500 Index Call Option, Expires 04/19/14, Strike Price $1,800	9	$35,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

Description	Contracts	Value

S&P 500 Index Put Option, Expires 04/19/14, Strike Price $1,800	13	$78,000

Total Purchased Options (Cost $115,290)		$113,100

WRITTEN OPTION* (A) — 0.0%
S&P 500 Index Call Option, Expires 02/22/14, Strike Price $1,845 (Premiums Received $26,404)	(13)	$(3,770)

Percentages are based on Net Assets of $49,299,515.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2014.
(A)	For the period ended January 31, 2014, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.
(B)	Pledged as collateral for written options.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST DIVERSIFIED STRATEGIES FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares/ Contracts	Value

REGISTERED INVESTMENT COMPANIES — 94.1%
Exchange Traded Funds — 67.0%
Consumer Discretionary Select Sector SPDR Fund (A)	4,402	$276,534
Consumer Staples Select Sector SPDR Fund (A)	5,465	222,753
Energy Select Sector SPDR Fund (A)	2,932	244,470
Financial Select Sector SPDR Fund (A)	17,075	359,600
Health Care Select Sector SPDR Fund (A)	5,594	313,040
Industrial Select Sector SPDR Fund (A)	4,735	236,892
IQ Hedge Multi-Strategy Tracker ETF	9,096	261,328
iShares Aggressive Allocation ETF	1,078	46,634
Materials Select Sector SPDR Fund	1,799	79,228
PowerShares S&P 500 Low Volatility Portfolio	2,511	80,955
ProShares RAFI Long/Short	2,211	92,398
SPDR S&P 500 ETF Trust (A)	1,145	204,016
Technology Select Sector SPDR Fund (A)	13,781	479,854
Utilities Select Sector SPDR Fund (A)	1,839	71,905

		2,969,607

Open-End Funds — 27.1%
AQR Diversified Arbitrage Fund	34,723	381,609
AQR Multi Strategy Alternative Fund	35,584	343,383
ASG Global Alternatives Fund	42,874	474,184

		1,199,176

Total Registered Investment Companies (Cost $3,687,945)		4,168,783

CASH EQUIVALENT* — 5.1%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $225,696)	225,696	225,696

Total Investments — 99.2% (Cost $3,913,641)		$4,394,479

PURCHASED OPTION**(B) — 0.7%
S&P 500 Index Put Option, Expires 04/19/14, Strike Price $1,750 (Cost $30,168)	8	$32,000

Description	Contracts	Value
WRITTEN OPTIONS**(B) — 0.0%
Consumer Discretionary Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $66	(11)	$(110)
Consumer Staples Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $43	(14)	(14)
Energy Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $88	(7)	(77)
Financial Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $22	(44)	(264)
Health Care Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $58	(14)	(322)
Industrial Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $52	(12)	(144)
SPDR S&P 500 ETF Trust Call Option, Expires 02/22/14, Strike Price $186	(3)	(57)
Technology Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $36	(36)	(360)
Utilities Select Sector SPDR Fund Call Option, Expires 02/22/14, Strike Price $38	(4)	(508)

Total Written Options (Premiums Received $6,770)		$(1,856)

Percentages are based on Net Assets of $4,430,986.

*	Rate shown is the 7-day effective yield as of January 31, 2014.
**	Non-income producing security.
(A)	Underlying security for a written call option.
(B)	For the period ended January 31, 2014, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

ETF — Exchange Traded Fund

RAFI — Research Affiliates Fundamental Index

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST STRATEGIC BALANCED FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 98.7%
Exchange Traded Funds — 71.0%
iSharesBarclays Intermediate Credit Bond Fund	1,174	$127,884
iShares Core Total US Bond Market ETF	7,266	784,219
iShares MSCI EAFE Index Fund	16,080	1,022,849
iShares MSCI Germany Index Fund	2,060	61,450
SPDR Barclays Convertible Securities ETF	5,040	238,342
SPDR S&P 500 ETF Trust	13,600	2,423,248
Vanguard European ETF	2,419	135,730
Vanguard Large Cap ETF	26,751	2,193,047
Vanguard Small Cap Value ETF	3,363	318,341

		7,305,110

Open-End Funds — 25.1%
Cohen & Steers Institutional Realty Shares	5,188	219,084
Frost Total Return Bond Fund, Institutional Shares*	83,869	904,108
Hartford World Bond Fund	17,025	181,313
Ivy High Income Fund	62,908	544,153
PIMCO Total Return Fund	67,801	733,612

		2,582,270

Closed-End Fund — 2.6%
Eaton Vance Senior Floating-Rate Trust	18,271	275,344

Total Registered Investment Companies (Cost $8,386,428)		10,162,724

CASH EQUIVALENT** — 0.3%
AIM STIT-Government & Agency Portfolio, 0.030% (Cost $27,084)	27,084	27,084

Total Investments — 99.0% (Cost $8,413,512)		$10,189,808

Percentages are based on Net Assets of $10,291,356.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2014 were as follows:

Value of Shares Held as of 7/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Real- ized Gain (Loss)	Value of Shares Held as of 01/31/14	Balance of Shares Held as of 01/31/14	Dividend Income
$877,103	$29,442	$ —	($2,437)	$ —	$904,108	83,869	$29,386

**	Rate shown is the 7-day effective yield as of January 31, 2014.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 39.6%
Agency Residential Mortgage-Backed Obligations — 21.5%
FHLMC 6.000%, 05/01/26 to 11/01/47	$1,322,994	$1,451,084
5.500%, 12/01/37	548,502	601,135
5.000%, 04/01/24	674,165	733,070
2.386%, 06/01/43 (A)	19,104,748	18,818,741
2.383%, 08/01/37 (A)	1,098,498	1,165,831
1.996%, 02/01/37 (A)	3,391,375	3,592,962
FHLMC REMIC, Ser 2010-3695, Cl DI, IO 4.500%, 05/15/30	3,867,506	584,627
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	10,559,840
FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	7,927,350	697,042
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	2,727,472	2,754,682
FHLMC REMIC, Ser 2011-3898, Cl FC 0.680%, 11/15/36 (A)	5,691,094	5,716,567
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	4,674,421	1,053,875
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	9,034,408	9,245,434

Description	Face Amount	Value

FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	$23,032,478	$2,785,834
FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	18,095,547	2,098,329
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	38,309,597	4,349,660
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	11,002,965	1,265,113
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	35,001,310	3,783,467
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	20,800,096	2,284,676
FNMA 5.500%, 07/01/36 to 12/01/47	1,010,459	1,089,165
5.000%, 04/01/19 to 05/01/35	3,342,432	3,607,918
4.500%, 02/01/39 to 08/01/41	21,207,920	22,782,703
3.500%, 10/01/40 to 11/01/40	2,679,044	2,720,545
3.392%, 02/01/42 (A)	10,493,489	10,922,329
2.798%, 10/01/42 (A)	9,351,013	9,459,052
2.388%, 01/01/38 (A)	9,110,890	9,689,977
2.255%, 07/01/37 (A)	6,253,318	6,615,445
2.250%, 10/30/24	7,500,000	6,601,980
FNMA REMIC, Ser 2005-66, Cl FD 0.479%, 07/25/35 (A)	2,354,180	2,350,755
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	12,718,620	1,564,047
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	2,227,717	2,307,643
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	1,499,134	1,562,010
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	6,173,463	1,112,074
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	8,517,439	1,753,178
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	8,799,228	1,834,656
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	9,526,629	1,701,224
FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	14,303,188	2,584,207
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	4,953,655
FNMA, Ser 2011-4, Cl PI, IO 5.000%, 04/25/40	6,179,034	1,071,250
FNMA, Ser 2012-100, Cl I, IO 2.500%, 07/25/22	18,085,077	1,336,440
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	16,758,677	3,660,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	$5,000,000	$4,484,130
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	10,000,000	9,797,600
FNMA, Ser 2013-5, Cl BD 2.000%, 03/25/40	4,713,901	4,393,728
GNMA 4.500%, 06/15/39	1,732,183	1,881,456
2.000%, 09/20/40 (A)	2,287,575	2,354,725
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	2,351,068	2,509,048
GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	25,505,041	2,810,824
GNMA, Ser 2010-138, Cl PI, IO 4.000%, 08/20/38	3,451,653	480,576
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	8,229,342	8,170,214
GNMA, Ser 2013-144, Cl UB 3.500%, 10/16/28	1,884,228	1,979,526
GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	1,823,282

		215,508,019

Commercial Mortgage-Backed Obligations — 18.1%
A10 Securitization, Ser 2012-1, Cl C 7.870%, 04/15/24 (B)	782,750	781,079
A10 Securitization, Ser 2013-2, Cl C 5.120%, 11/15/27 (B)	1,500,000	1,493,622
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H 5.357%, 09/10/47 (A)	2,000,000	1,724,376
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ 5.421%, 10/10/45	9,000,000	8,973,954
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ 6.438%, 02/10/51 (A)	5,000,000	5,230,560
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B 6.438%, 02/10/51 (A) (B)	4,549,000	4,315,686
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3 5.209%, 12/11/38	934,283	935,959
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J 5.890%, 06/11/50 (A) (B) (C)	460,582	—
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.781%, 03/15/49 (A)	5,980,000	6,157,008

Description	Face Amount	Value

Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C 5.951%, 03/15/49 (A)	$1,200,000	$962,520
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C 5.218%, 07/15/44 (A)	3,000,000	3,118,875
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.956%, 07/10/46 (A) (B)	1,750,000	1,964,872
Commercial Mortgage Trust, Ser 2005- CD1, Cl D 5.219%, 07/15/44 (A)	750,000	757,521
Commercial Mortgage Trust, Ser 2007- GG11, Cl AJ 6.252%, 12/10/49 (A)	2,000,000	1,990,230
Commercial Mortgage Trust, Ser 2012- CR2, Cl C 5.020%, 08/15/45 (A)	1,000,000	1,019,402
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	531,619	530,708
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.729%, 11/10/46 (A) (B)	1,000,000	1,099,199
FREMF Mortgage Trust, Ser 2011-K15, Cl B 5.099%, 08/25/44 (A) (B)	4,000,000	4,189,808
FREMF Mortgage Trust, Ser 2012-K21, Cl C 4.072%, 07/25/45 (A) (B)	4,000,000	3,589,860
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.949%, 06/25/47 (A) (B)	2,000,000	1,923,911
FREMF Mortgage Trust, Ser 2012-KF01, Cl C 3.083%, 10/25/44 (A) (B)	4,000,000	4,146,239
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.955%, 03/10/39 (A) (B) (C)	1,000,000	10,000
Hilton USA Trust, Ser 2013-HLF, Cl DFL 2.919%, 11/05/18 (A) (B)	3,000,000	3,004,433
Impact Funding, Ser 2001-AA, Cl D 6.975%, 07/25/33	87,994	85,021
Impact Funding, Ser 2001-AA, Cl B 6.315%, 07/25/33	117,323	128,910
Impact Funding, Ser 2001-AA, Cl C 6.515%, 07/25/33	293,310	314,317
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E 5.044%, 01/15/42 (A)	5,337,000	5,177,365

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F 5.072%, 01/15/42 (A) (B)	$6,174,000	$5,556,699
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ 5.480%, 05/15/45 (A)	5,000,000	5,246,190
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM 5.999%, 02/15/51 (A)	3,000,000	3,321,129
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.999%, 02/15/51 (A) (B) (C)	111,787	4,473
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	5,000,000	5,189,880
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ 5.205%, 04/15/30 (A)	3,750,000	3,877,834
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (A)	1,100,000	1,120,888
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl AM 5.378%, 11/15/38	5,000,000	5,414,695
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.138%, 07/15/40 (A)	1,000,000	1,012,508
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.164%, 07/15/40 (A)	650,000	425,242
Merrill Lynch Mortgage Trust, Ser 2007- C1, Cl AM 6.045%, 06/12/50 (A)	3,000,000	3,133,503
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.984%, 08/12/41 (A)	1,600,000	1,609,742
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM 6.107%, 06/11/49 (A)	10,000,000	10,895,550
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	10,000,000	10,132,960
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.816%, 06/11/42 (A)	13,000,000	14,156,025
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.816%, 06/11/42 (A) (B)	500,000	425,351
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.420%, 09/15/47 (A) (B)	2,000,000	2,205,576

Description	Face Amount	Value

Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B 7.000%, 12/19/40 (A) (B)	$8,000,000	$7,996,448
New York Securitization Trust, Ser 2012- 1, Cl A 6.670%, 12/27/47 (A) (B)	7,000,000	7,000,000
New York Securitization Trust, Ser 2013- 1, Cl A 5.415%, 11/27/17 (A) (B)	8,000,000	8,000,000
NorthStar, Ser 2013-1A, Cl B 5.158%, 08/25/29 (A) (B)	3,000,000	2,980,313
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.720%, 05/10/45 (A) (B)	4,000,000	4,309,083
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 4.891%, 05/10/63 (A) (B)	3,000,000	2,763,072
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.124%, 08/10/49 (A) (B)	2,000,000	2,055,838
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.652%, 12/10/45 (A) (B)	3,884,000	3,486,729
Velocity Commercial Capital Loan Trust, Ser 2011-1 4.180%, 08/25/40 (A) (B) (D)	2,969,201	2,627,743
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 6.059%, 12/15/43 (A) (B) (C)	1,414,000	50,044
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.634%, 03/15/46 (A)	3,000,000	2,968,440

		181,591,390

Non-Agency Residential Mortgage-Backed Obligation — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.458%, 02/25/37 (A) (C)	1,000,000	—

Total Mortgage-Backed Securities (Cost $399,234,780)		397,099,409

CORPORATE OBLIGATIONS — 21.6%
Consumer Discretionary — 3.0%
Advance Auto Parts 5.750%, 05/01/20	5,000,000	5,570,005
AutoZone 7.125%, 08/01/18	4,000,000	4,811,712
Dillard’s 7.875%, 01/01/23	544,000	614,720
7.750%, 07/15/26	1,569,000	1,670,985

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Harland Escrow (B) 9.250%, 03/01/21	$2,000,000	$2,005,000
HJ Heinz Finance (B) 7.125%, 08/01/39	2,000,000	2,060,000
L Brands 6.625%, 04/01/21	1,000,000	1,091,250
Lorillard Tobacco 8.125%, 06/23/19	5,000,000	6,226,365
Wynn Las Vegas 7.750%, 08/15/20	5,000,000	5,562,500

		29,612,537

Consumer Staples — 0.7%
New Albertsons 7.750%, 06/15/26	523,000	423,630
7.450%, 08/01/29	2,616,000	2,099,340
SUPERVALU 6.750%, 06/01/21	5,000,000	4,818,750

		7,341,720

Energy — 1.6%
Anadarko Petroleum 8.700%, 03/15/19	5,000,000	6,380,000
Valero Energy 9.375%, 03/15/19	3,000,000	3,943,731
Williams 7.875%, 09/01/21	5,000,000	5,908,515

		16,232,246

Financials — 10.1%
Aflac 8.500%, 05/15/19	5,000,000	6,472,485
Associates Corp. of North America 6.950%, 11/01/18	5,000,000	6,003,960
Bank of America 5.875%, 01/05/21	5,000,000	5,758,285
Barclays Bank 7.625%, 11/21/22	4,000,000	4,250,000
BioMed Realty ‡ 6.125%, 04/15/20	2,000,000	2,214,058
Farmers Exchange Capital (B) 7.050%, 07/15/28	5,000,000	6,242,400
Ford Motor Credit 5.875%, 08/02/21	4,960,000	5,654,747
Genworth Holdings 7.625%, 09/24/21	10,000,000	12,045,940
Jefferies Group 8.500%, 07/15/19	10,000,000	12,310,050
Ladder Capital Finance Holdings 7.375%, 10/01/17	9,000,000	9,450,000
Lloyds Bank 6.375%, 01/21/21	2,000,000	2,412,016
McGraw Hill Financial 5.900%, 11/15/17	5,000,000	5,517,830

Description	Face Amount	Value

SLM MTN (A) 5.500%, 01/25/23	$17,000,000	$15,969,868
3.335%, 12/15/20	3,525,000	3,207,503
Societe Generale (B) 5.000%, 01/17/24	1,000,000	987,717
UBS 7.625%, 08/17/22	2,500,000	2,873,363

		101,370,222

Health Care — 0.3%
Actavis 3.250%, 10/01/22	3,000,000	2,850,222

Industrials — 0.0%
BlueLine Rental Finance (B) 7.000%, 02/01/19	100,000	103,375

Information Technology — 2.2%
Apple 2.400%, 05/03/23	2,000,000	1,831,082
BMC Software 7.250%, 06/01/18	12,000,000	12,180,000
Hewlett-Packard 4.650%, 12/09/21	5,000,000	5,218,185
Jabil Circuit 8.250%, 03/15/18	2,000,000	2,360,000

		21,589,267

Materials — 0.6%
MeadWestvaco 7.375%, 09/01/19	5,000,000	6,044,265

Telecommunication Services — 2.8%
21st Century Fox America 4.500%, 02/15/21	2,500,000	2,731,737
Crown Castle Towers (B) 6.113%, 01/15/20	2,500,000	2,869,365
Level 3 Financing 8.125%, 07/01/19	2,750,000	3,018,125
NII International Telecom SCA (B) 7.875%, 08/15/19	3,030,000	2,272,500
Unison Ground Lease Funding (B) 5.780%, 03/15/20	4,000,000	3,848,760
Verizon Communications 5.150%, 09/15/23	3,000,000	3,261,501
WCP Wireless Site Funding (B) 6.829%, 11/15/15	10,000,000	10,548,240

		28,550,228

Utilities — 0.3%
Nisource Finance 4.450%, 12/01/21	3,000,000	3,106,113

Total Corporate Obligations (Cost $201,914,862)		216,800,195

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	$5,327,250	$5,712,229
U.S. Treasury Notes 2.750%, 11/15/23	10,000,000	10,071,880
1.875%, 09/30/17	50,000,000	51,531,250
1.750%, 10/31/20	7,000,000	6,852,342
1.375%, 06/30/18 to 12/31/18	63,000,000	62,978,814
1.250%, 01/31/19	16,000,000	15,800,000
0.375%, 01/31/16	10,000,000	10,007,030

Total U.S. Treasury Obligations (Cost $161,883,321)		162,953,545

ASSET-BACKED SECURITIES — 8.5%
Automotive — 5.5%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl D 7.230%, 11/15/18 (B)	4,000,000	4,055,872
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl D 5.910%, 07/15/19 (B)	5,290,000	5,384,860
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl D 5.000%, 12/16/19 (B)	10,000,000	10,150,216
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D 4.940%, 06/15/20 (B)	4,000,000	4,040,199
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (B)	1,750,000	1,769,250
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl E 6.530%, 01/08/19 (B)	1,440,000	1,550,981
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl E 6.760%, 03/08/19	2,000,000	2,171,458
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl E 5.940%, 07/08/19 (B)	2,000,000	2,151,442
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C 5.940%, 03/20/17 (B)	3,000,000	3,065,172
Bush Truck Leasing, Ser 2011-AA, Cl C 5.000%, 09/25/18 (B)	837,272	833,190

Description	Face Amount	Value

CPS Auto Receivables Trust, Ser 2013-D, Cl D 5.540%, 11/15/19 (B)	$1,850,000	$1,860,360
CPS Auto Trust, Ser 2012-A, Cl D 8.590%, 06/17/19 (B)	948,437	976,365
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	1,327,941	1,349,228
CPS Auto Trust, Ser 2012-D, Cl E 7.260%, 03/16/20 (B)	550,000	557,520
DT Auto Owner Trust, Ser 2011-3A, Cl D 5. 830%, 03/15/18 (B)	2,000,000	2,035,492
DT Auto Owner Trust, Ser 2012-1A, Cl D 4.940%, 07/16/18 (B)	1,000,000	1,028,863
DT Auto Owner Trust, Ser 2013-1A, Cl D 3.721%, 05/15/20 (B)	5,000,000	5,041,800
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C 3.520%, 02/15/19 (B)	2,000,000	1,985,948
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (B)	4,000,000	4,105,884
SNAAC Auto Receivables Trust, Ser 2012- 1A, Cl D 6.210%, 12/17/18 (B)	1,000,000	1,034,015

		55,148,115

Other Asset-Backed Securities — 2.0%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	5,400,000	6,317,136
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	1,000,000	1,146,355
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	1,500,000	1,560,243
Sierra Receivables Funding, Ser 2010-2A, Cl B 5.310%, 11/20/25 (B)	675,641	683,585
Sierra Receivables Funding, Ser 2011-1A, Cl C 6.190%, 04/20/26 (B)	2,031,469	2,111,060
Sierra Receivables Funding, Ser 2011-2A, Cl C 8.350%, 05/20/28 (B)	1,254,955	1,329,770
Sierra Receivables Funding, Ser 2011-3A, Cl C 9.310%, 07/20/28 (B)	1,138,577	1,224,414

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Silverleaf Finance, Ser 2010-A, Cl C 10.000%, 07/15/22 (B)	$665,359	$701,756
Silverleaf Finance, Ser 2010-B, Cl B 8.475%, 05/16/22 (B)	1,086,671	1,138,969
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,338,607
Westgate Resorts, Ser 2012-2A, Cl C 9.000%, 01/20/25 (B)	550,196	564,963

		20,116,858

Student Loan — 1.0%
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.398%, 11/27/28 (A)	5,000,000	4,756,295
SLM Student Loan Trust, Ser 2012-7, Cl B 1.990%, 09/25/43 (A)	5,000,000	4,824,180

		9,580,475

Total Asset-Backed Securities (Cost $81,294,719)		84,845,448

MUNICIPAL BONDS — 6.7%
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,537,120
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB 7.000%, 01/01/16	5,000,000	5,134,050
Government Development Bank for Puerto Rico, Ser Senior A, RB 4.375%, 02/01/19	5,400,000	3,679,398
Government Development Bank for Puerto Rico, Ser Senior B, RB 4.704%, 05/01/16	5,945,000	4,674,970
Hidalgo County, Build America Bonds, GO, Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	560,640
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,502,680
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,113,850
Mission Economic Development, RB Callable 12/01/20 @ 300 10.875%, 12/01/28	3,315,000	3,341,653
9.750%, 12/01/25	3,045,000	3,081,844
8.550%, 12/01/21	2,640,000	2,679,441
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	12,000,000	13,706,880

Description	Face Amount	Value

Pasadena, Independent School District, GO, PSF-GTD Callable 02/15/22 @ 100 4.089%, 02/15/30	$3,000,000	$3,025,410
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,178,050
San Antonio, Airport System, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	2,178,080
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,495,216
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,700,000	1,864,118
Texas State, Public Finance Authority Charter School, RB 8.125%, 02/15/27	1,900,000	2,048,428
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,359,970

Total Municipal Bonds (Cost $66,522,477)		67,161,798

COLLATERALIZED LOAN OBLIGATIONS — 5.7%
AMMC CLO X, Ser 2012-10A, Cl D 4.769%, 04/11/22 (A) (B)	4,000,000	3,995,412
Babson CLO, Ser 2012-1A, Cl C 4.268%, 04/15/22 (A) (B)	3,000,000	3,000,510
Benefit Street Partners CLO III, Ser 2013- IIIA, Cl C 3.488%, 01/20/26 (A) (B)	2,000,000	1,841,000
Benefit Street Partners CLO, Ser 2012-IA, Cl C 4.850%, 10/15/23 (A) (B)	4,000,000	4,013,772
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.739%, 02/14/25 (A) (B)	4,500,000	4,429,588
Emerson Park CLO, Ser 2013-1A, Cl D 4.016%, 07/15/25	2,500,000	2,474,845
Galaxy XIV CLO, Ser 2012-14A, Cl D 4.641%, 11/15/24 (A) (B)	3,000,000	3,047,280
Galaxy XIV CLO, Ser 2012-14A, Cl C 1 3.341%, 11/15/24 (A) (B)	2,000,000	2,000,046
Gramercy Park CLO, Ser 2012-1A, Cl C 4.760%, 07/17/23 (A) (B)	4,000,000	4,008,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount/ Shares	Value

KKR CLO, Ser 2012-1A, Cl C 4.743%, 12/15/24 (A) (B)	$5,750,000	$5,753,508
Newstar Trust, Ser 2012-2A, Cl C 4.490%, 01/20/23 (A) (B)	3,000,000	3,044,961
Oak Hill Credit Partners VI, Ser 2012-6A, Cl D 4.776%, 05/15/23 (A) (B)	2,500,000	2,504,043
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D 4.264%, 11/20/23 (A) (B)	3,000,000	3,005,448
Race Point CLO, Ser 2012-6A, Cl D 4.760%, 05/24/23 (A) (B)	2,000,000	2,003,618
Symphony CLO VII, Ser 2011-7A, Cl E 3.860%, 07/28/21 (A) (B)	4,000,000	3,868,040
Symphony CLO VII, Ser 2011-7A, Cl D 3.463%, 07/28/21 (A) (B)	5,000,000	4,942,075
Symphony CLO XI, Ser 2013-11A, Cl E 5.488%, 01/17/25 (A) (B)	3,000,000	2,879,967

Total Collateralized Loan Obligations (Cost $53,298,147)		56,812,581

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
HUD
6.980%, 08/01/14	20,000	20,280
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,428,115

Total U.S. Government Agency Obligations (Cost $4,987,430)		5,448,395

COMMERCIAL PAPER (E) — 0.0%
Institutional Secured Funding 0.330%, 03/26/14 (B) (Cost $499,757)	500,000	499,879

CASH EQUIVALENT* — 0.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $6,593,308)	6,593,308	6,593,308

Total Investments — 99.6%
(Cost $976,228,801)		$998,214,558

Percentages are based on Net Assets of $1,002,711,121.

*	Rate shown is the 7-day effective yield as of January 31, 2014.
‡	Real Estate Investment Trust
(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	Security is fair valued using methods determined in good faith by the fair value committee of the Board of Trustees. The total value of such security as of January 31, 2014 was $2,627,743 and represents 0.3% of Net Assets.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AESOP — Auto Employee Stock Ownership Plan

AGM — Assured Guarantee Municipal

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Department of Housing and Urban Development

IO — Interest Only—face amount represents notional amount

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 48.0%
Consumer Discretionary —6.8%
L Brands 6.625%, 04/01/21	$550,000	$600,188
Neiman Marcus Group 7.125%, 06/01/28	988,000	978,120
Rialto Holdings (A) 7.000%, 12/01/18	1,000,000	1,010,000
Serta Simmons Holdings (A) 8.125%, 10/01/20	280,000	303,100
Sirius XM Radio (A) 4.625%, 05/15/23	1,000,000	892,500
Standard Pacific 8.375%, 05/15/18	250,000	293,125
Wynn Las Vegas 7.750%, 08/15/20	250,000	278,125

		4,355,158

Consumer Staples — 3.7%
American Achievement (A) 10.875%, 04/15/16	500,000	527,500
Chiquita Brands International (A) 7.875%, 02/01/21	1,000,000	1,078,750
Del Monte 7.625%, 02/15/19	750,000	779,062

		2,385,312

Energy — 1.3%
Oil States International (A) 5.125%, 01/15/23	750,000	840,000

Financials — 15.9%
Barclays Bank 7.625%, 11/21/22	1,250,000	1,328,125
Credit Acceptance (A) 6.125%, 02/15/21	100,000	101,750

Description	Face Amount	Value

Credit Agricole (A) (B) 8.125%, 09/19/33	$1,000,000	$1,090,000
GTP Acquisition Partners I (A) 7.628%, 06/15/16	2,750,000	2,948,786
4.704%, 05/15/18	1,000,000	1,000,033
Guanay Finance (A) 6.000%, 12/15/20	500,000	516,250
iStar Financial ‡ 5.850%, 03/15/17	500,000	535,000
4.875%, 07/01/18	500,000	502,500
Jefferies Finance (A) 7.375%, 04/01/20	1,000,000	1,047,500
UBS 7.625%, 08/17/22	1,000,000	1,149,345

		10,219,289

Health Care — 3.3%
Biomet 6.500%, 10/01/20	1,000,000	1,037,500
Fresenius Medical Care US Finance II (A) 5.875%, 01/31/22	1,000,000	1,062,500

		2,100,000

Industrials — 7.3%
Meritor 6.750%, 06/15/21	1,000,000	1,045,000
Zachry Holdings (A)
7.500%, 02/01/20	3,500,000	3,675,000

		4,720,000

Information Technology — 2.0%
Amkor Technology 6.375%, 10/01/22	1,000,000	1,022,500
BMC Software 7.250%, 06/01/18	250,000	253,750

		1,276,250

Telecommunication Services — 7.7%
Level 3 Financing (A) (B) 8.125%, 07/01/19	518,000	568,505
3.895%, 01/15/18	250,000	253,750
NII International Telecom SCA (A) 7.875%, 08/15/19	500,000	375,000
Sprint (A) 7.250%, 09/15/21	250,000	269,375
T-Mobile USA 6.125%, 01/15/22	500,000	511,250
Unison Ground Lease Funding (A) 5.780%, 03/15/20	1,000,000	962,190
WCP ISSUER (A) 6.657%, 08/15/20	2,000,000	2,051,462

		4,991,532

Total Corporate Obligations (Cost $30,580,522)		30,887,541

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

COLLATERALIZED LOAN OBLIGATIONS — 24.0%
AMMC CLO XII, Ser 2013-12A, Cl E 5.239%, 05/10/25 (A) (B)	$1,000,000	$933,685
Babson CLO, Ser 2005-3A, Cl E 4.739%, 11/10/19 (B)	1,676,675	1,660,891
Benefit Street Partners CLO, Ser 2013-IIIA, Cl D 4.738%, 01/20/26	2,000,000	1,760,000
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.739%, 02/14/25 (A) (B)	1,000,000	984,353
Galaxy XIV CLO, Ser 2012-14A, Cl E 5.641%, 11/15/24 (A) (B)	1,000,000	982,576
ING Investment Management CLO, Ser 2013-3A, Cl D 4.736%, 01/18/26 (A) (B)	2,000,000	1,795,060
JFIN CLO, Ser 2013-1A, Cl D 4.992%, 01/20/25 (A) (B)	1,000,000	914,085
Keuka Park CLO, Ser 2013-1A, Cl E 4.737%, 10/21/24 (A) (B)	1,000,000	887,844
KKR CLO, Ser 2012-1A, Cl C 4.743%, 12/15/24 (A) (B)	250,000	250,152
MCF CLO I, Ser 2013-1A, Cl E 5.987%, 04/20/23 (A) (B)	1,500,000	1,387,971
Newstar Trust, Ser 2012-2A, Cl C 4.490%, 01/20/23 (A) (B)	200,000	202,998
OZLM Funding CLO, Ser 2013-4A, Cl D 4.920%, 07/22/25 (A) (B)	1,000,000	910,859
Sudbury Mill CLO, Ser 2013-1A, Cl E 4.989%, 01/17/26 (A) (B)	2,000,000	1,826,800
Symphony CLO XI, Ser 2013-11A, Cl E 5.488%, 01/17/25 (A) (B)	1,000,000	959,989

Total Collateralized Loan Obligations (Cost $15,352,028)		15,457,263

MORTGAGE-BACKED SECURITIES — 12.7%
Commercial Mortgage-Backed Obligations — 12.7%
A10 Securitization, Ser 2013-1, Cl C 4.700%, 11/15/25 (A)	813,000	808,470
A10 Securitization, Ser 2013-1, Cl D 6.410%, 11/15/25 (A)	340,000	338,150
A10 Securitization, Ser 2013-2, Cl D 6.230%, 11/15/27 (A)	490,000	490,651
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H 5.338%, 07/10/43 (A) (B)	1,000,000	1,003,569
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ 5.421%, 10/10/45	500,000	498,553
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.781%, 03/15/49 (B)	250,000	257,400
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.219%, 07/15/44 (B)	250,000	252,507

Description	Face Amount/ Shares	Value

FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.687%, 08/25/45 (A) (B)	$1,000,000	$876,777
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.553%, 04/15/35 (A) (B)	1,000,000	1,004,068
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F 5.072%, 01/15/42 (A) (B)	750,000	675,012
New York Securitization Trust, Ser 2013-1, Cl A 5.415%, 11/27/17 (A) (B)	2,000,000	2,000,000

Total Mortgage-Backed Securities (Cost $8,288,392)		8,205,157

ASSET-BACKED SECURITIES — 8.3%
Automotive — 4.4%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (A)	1,750,000	1,769,250
CPS Auto Receivables Trust, Ser 2013-B, Cl E 6.410%, 09/15/20 (A)	820,000	824,829
CPS Auto Trust, Ser 2012-D, Cl E 7.260%, 03/16/20 (A)	250,000	253,418

		2,847,497

Credit Cards — 3.9%
Capital One Multi-Asset Execution Trust, Ser 2005-A9, Cl A 0.260%, 08/15/18 (B)	2,500,000	2,496,985

Total Asset-Backed Securities (Cost $5,316,576)		5,344,482

MUNICIPAL BOND — 1.8%
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30 (Cost $1,146,091)	1,000,000	1,142,240

CASH EQUIVALENT* — 5.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $3,306,733)	3,306,733	3,306,733

Total Investments — 99.9% (Cost $63,990,342)		$64,343,416

Percentages are based on Net Assets of $64,386,532.

*	Rate shown is the 7-day effective yield as of January 31, 2014.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2014.

Cl — Class

CLO — Collateralized Loan Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 31.0%
Automotive — 15.4%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C 2.780%, 09/17/18 (A)	$2,000,000	$2,006,723
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B 2.150%, 02/15/19 (A)	750,000	751,726
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	3,500,000	3,688,808
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D 3.360%, 02/20/19	1,500,000	1,536,975
Chesapeake Funding, Ser 2012-1A, Cl C 2.168%, 11/07/23 (A) (B)	3,000,000	3,019,063
Chesapeake Funding, Ser 2012-2A, Cl D 2.018%, 05/07/24 (A) (B)	2,000,000	1,997,496
Chesapeake Funding, Ser 2013-1A, Cl C 1.593%, 01/07/25	2,000,000	1,994,124
Chesapeake Funding, Ser 2013-1A, Cl D 1.993%, 01/07/25	3,000,000	2,991,082
CPS Auto Receivables Trust, Ser 2011-A, Cl A 2.820%, 04/16/18 (A)	698,469	706,334
CPS Auto Receivables Trust, Ser 2011-B, Cl A 3.680%, 09/17/18 (A)	687,313	701,585
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A 3.910%, 03/15/16 (A)	3,500,000	3,498,271

Description	Face Amount	Value

DT Auto Owner Trust, Ser 2011-2A, Cl D 4.360%, 12/15/16 (A)	$2,029,578	$2,047,586
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A 1.490%, 11/15/17	1,674,900	1,680,097
Ford Credit Auto Owner Trust, Ser 2010- B, Cl C 2.770%, 05/15/16	500,000	510,087
Rental Car Finance, Ser 2011-1A, Cl B1 4.380%, 02/25/16 (A)	3,000,000	3,061,515
SMART Trust, Ser 2012-4US, Cl A4B 0.860%, 08/14/18 (B)	1,000,000	1,000,279
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3 1.990%, 04/15/19 (A)	3,000,000	3,006,599

		34,198,350

Credit Cards — 1.6%
American Express Credit Account Master Trust, Ser 2013-1, Cl B 0.891%, 02/16/21	2,500,000	2,500,331
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B 6.750%, 04/15/19	1,000,000	1,070,854

		3,571,185

Other Asset-Backed Securities — 8.3%
Access Group, Ser 2002-A, Cl A2 0.170%, 09/25/37 (B)	2,700,000	2,489,400
Global SC Finance II SRL, Ser 2012-1A, Cl A 4.110%, 07/19/27 (A)	3,038,750	3,076,388
Impact Funding, Ser 2001-A 5.933%, 07/25/33	893,875	944,276
ING Investment Management, Ser 2013- 3A, Cl A2 2.036%, 01/18/26 (A) (B)	5,000,000	4,934,500
Navistar Financial Dealer Note Master Trust, Ser 2013-1, Cl D 2.415%, 01/25/18 (A) (B)	3,000,000	2,994,081
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B 3.580%, 11/20/28 (A)	364,427	370,551
TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	2,270,833	2,251,724
Textainer Marine Containers, Ser 2011- 1A, Cl A 4.700%, 06/15/26 (A)	1,483,333	1,485,208

		18,546,128

Student Loan — 5.7%
National Collegiate Student Loan Trust, Ser 2004-2, Cl A3 0.368%, 04/26/27 (B)	68,962	68,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

Nelnet Student Loan Trust, Ser 2012-6A, Cl B 1.658%, 08/26/52 (A) (B)	$3,000,000	$2,657,691
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.698%, 07/25/47 (A) (B)	4,000,000	3,655,245
SLM Private Education Loan Trust, Ser 2012-A, Cl A1 1.560%, 08/15/25 (A) (B)	1,521,877	1,538,632
SLM Private Education Loan Trust, Ser 2013-R1, Cl A 1.658%, 03/25/33 (A) (B)	2,969,560	2,930,720
SLM Student Loan Trust, Ser 2013-2, Cl B 1.658%, 06/25/43 (B)	2,000,000	1,919,430

		12,770,643

Total Asset-Backed Securities (Cost $68,194,647)		69,086,306

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Notes 2.000%, 04/30/16	5,000,000	5,175,000
0.875%, 01/31/17	5,000,000	5,022,265
0.750%, 10/31/17 to 03/31/18	25,000,000	24,624,225
0.625%, 04/30/18	10,000,000	9,744,297
0.500%, 07/31/17	5,000,000	4,923,440

Total U.S. Treasury Obligations (Cost $50,032,044)		49,489,227

MORTGAGE-BACKED SECURITIES — 20.8%
Agency Mortgage-Backed Obligations — 16.6%
FHLB 1.000%, 12/13/28 (B)	3,000,000	2,988,369
FHLMC 1.996%, 02/01/37 (B)	2,196,871	2,327,455
FHLMC REMIC, Ser 2010-3747, Cl UF 0.647%, 10/15/40 (B)	6,196,142	6,176,339
FNMA REMIC, Ser 2011-84, Cl F 0.515%, 01/25/40 (B)	6,874,295	6,864,396
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	3,197,452	3,412,305
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	2,784,762	2,773,116
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	4,508,688	4,793,854
GNMA, Ser 2010-80, Cl F 0.567%, 04/20/40 (B)	1,442,860	1,445,136
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	6,057,965	6,171,503

		36,952,473

Description	Face Amount	Value

Commercial Mortgage-Backed Obligations — 3.1%
COMM Mortgage Trust, Ser 2007-FL14, Cl AJ 0.347%, 06/15/22 (A) (B)	$1,128,775	$1,117,488
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl AMFL 0.409%, 04/15/37 (B)	3,000,000	2,808,750
FREMF Mortgage Trust, Ser 2013-KF02, Cl B 3.200%, 12/25/45	1,940,896	1,982,851
GE Business Loan Trust, Ser 2003-1, Cl A 0.597%, 04/15/31 (A) (B)	1,133,592	1,063,958

		6,973,047

Non-Agency Mortgage-Backed Obligation — 1.1%
Holmes Master Issuer, Ser 2012-1A, Cl A2 1.894%, 10/15/54 (A) (B)	2,411,514	2,446,276

Total Mortgage-Backed Securities (Cost $45,973,882)		46,371,796

CORPORATE OBLIGATIONS — 10.3%
Consumer Staples — 1.5%
Clorox 5.950%, 10/15/17	3,000,000	3,445,266

Energy — 1.6%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,416,118

Financials — 5.7%
American Tower ‡ 3.400%, 02/15/19	1,000,000	1,033,334
Bank of America MTN (B) 2.964%, 01/14/21	1,000,000	1,022,680
HSBC Finance (B) 0.669%, 06/01/16	3,000,000	2,995,281
International Lease Finance (B) 2.193%, 06/15/16	2,500,000	2,512,500
JPMorgan Chase MTN (B) 1.964%, 08/17/22	1,250,000	1,182,375
Kayne Anderson MLP Investment (B) 1.494%, 08/19/16	3,000,000	2,999,979
Morgan Stanley MTN (B) 3.185%, 12/15/19	1,000,000	1,017,500

		12,763,649

Information Technology — 1.5%
Apple (B) 0.492%, 05/03/18	3,250,000	3,244,546

Total Corporate Obligations (Cost $21,965,720)		22,869,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount/ Shares	Value

COLLATERALIZED LOAN OBLIGATIONS — 6.7%
Newstar Trust, Ser 2012-2A, Cl A 2.137%, 01/20/23 (A) (B)	$5,000,000	$4,959,185
OZLM Funding, Ser 2013-4A, Cl A2 1.987%, 07/22/25	5,000,000	4,910,905
Sudbury Mill CLO, Ser 2013-1A, Cl A1 1.639%, 01/17/26 (A) (B)	5,000,000	4,987,000

Total Collateralized Loan Obligations (Cost $15,000,000)		14,857,090

U.S. GOVERNMENT AGENCY OBLIGATION — 5.3%
FHLB 0.500%, 03/20/15 (C) (Cost $12,000,000)	12,000,000	11,819,244

MUNICIPAL BONDS — 3.1%
Illinois State, Build America Bonds 5.090%, 04/01/17	2,300,000	2,499,295
New York, Institute of Technology, Ser A- RMKT, RB 4.799%, 03/01/14	3,400,000	3,405,780
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 RB (B) 0.747%, 10/01/20	1,086,212	1,085,365

Total Municipal Bonds (Cost $6,936,116)		6,990,440

CASH EQUIVALENT* — 1.1%
AIM STIT-Government & Agency Portfolio, 0.030% (Cost $ 2,330,149)	2,330,149	2,330,149

Total Investments — 100.5% (Cost $222,432,558)		$223,813,831

Percentages are based on Net Assets of $222,603,874.

*	Rate shown is the 7-day effective yield as of January 31, 2014.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2014.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2014. The coupon on a step bond changes on a specified date.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MLP — Master Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

MUNICIPAL BONDS — 96.9%
Alaska — 0.5%
Anchorage, Ser D, GO, NATL-RE Callable 06/01/15 @ 100 5.000%, 06/01/18	$1,000,000	$1,052,800

Arizona — 1.1%
Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,000,000	1,112,280
Pima County, Street and Highway Revenue, RB 3.000%, 07/01/19	1,190,000	1,279,131

		2,391,411

Arkansas — 0.2%
University of Arkansas, RB 3.000%, 11/01/18	300,000	321,645

California — 1.9%
California State, GO 5.000%, 04/01/18	2,000,000	2,327,480
4.000%, 09/01/18	600,000	676,518
Golden State Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,069,340

		4,073,338

Colorado — 2.2%
Adams County, School District No. 14, GO, FSA (A) Pre-Refunded @ 100 5.125%, 12/01/31	1,000,000	1,130,050

Description	Face Amount	Value

Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	$2,000,000	$2,253,580
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC Callable 06/15/15 @ 100 4.100%, 06/15/18	1,000,000	1,042,910

		4,426,540

District of Columbia — 1.4%
District of Columbia, RB 4.000%, 10/01/20	305,000	295,274
4.000%, 10/01/22	895,000	832,690
District of Columbia, Ser A, GO, AGM, FGIC Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,801,345

		2,929,309

Florida — 2.6%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,068,340
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC Callable 01/01/20 @ 100 5.000%, 07/01/28	1,310,000	1,369,985
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,843,048

		5,281,373

Georgia — 1.0%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100 5.000%, 12/01/18	1,000,000	1,065,280
Georgia State, Ser D, GO Callable 03/06/14 @ 100 4.000%, 12/01/14	1,000,000	1,003,020

		2,068,300

Illinois — 4.8%
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	1,000,000	1,074,090
Illinois State, GO 5.000%, 07/01/19	500,000	570,425
Illinois State, GO, AGM, FGIC Callable 10/01/17 @ 100 5.000%, 04/01/19	1,000,000	1,092,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Illinois State, GO, AMBAC Callable 04/01/15 @ 100 5.000%, 04/01/16	$1,495,000	$1,559,270
Illinois State, Ser A, GO 3.000%, 01/01/18	2,000,000	2,102,480
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA Callable 01/15/15 @ 100 5.250%, 01/15/24	1,000,000	1,018,530
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,130,000	2,470,502

		9,887,577

Indiana — 0.7%
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,346,345

Iowa — 4.1%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100 4.000%, 06/01/19	1,200,000	1,239,588
Coralville, Ser C, TA 5.000%, 06/01/15	920,000	920,515
Coralville, Ser D, COP 5.250%, 06/01/16	500,000	500,285
Coralville, Urban Renewal Project, Ser D- 1, RB 3.000%, 06/01/14	1,200,000	1,191,492
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,116,754
Hardin County, GO 2.500%, 06/01/17	680,000	701,277
2.500%, 06/01/18	785,000	810,387
2.500%, 06/01/19	925,000	945,877
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB 2.000%, 07/01/17	780,000	803,400

		8,229,575

Kentucky — 0.5%
Fayette County, School District Finance, Ser B, RB 2.000%, 07/01/16	1,080,000	1,110,035

Louisiana — 0.5%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE (A) Pre-Refunded @ 100 4.000%, 03/01/16	1,000,000	1,040,460

Description	Face Amount	Value

Maryland — 1.2%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	$1,000,000	$1,045,990
Maryland State, Economic Development, RB 3.000%, 07/01/15	250,000	251,025
3.000%, 07/01/16	250,000	250,457
Maryland State, State Local Facilities, Ser A, GO Callable 03/01/17 @ 100 4.000%, 03/01/23	1,000,000	1,051,350

		2,598,822

Massachusetts — 1.5%
Fall River, GO 2.000%, 03/01/17	2,000,000	2,049,340
Massachusetts State, Consolidated Loan, Ser A, GO (A) Pre-Refunded @ 100 5.000%, 08/01/14	1,000,000	1,022,940

		3,072,280

Michigan — 0.5%
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,072,078

Minnesota — 0.6%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	1,369,877	1,304,616

Mississippi — 1.4%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC 3.500%, 07/01/14	1,150,000	1,163,340
Mississippi State, Ser S, COP Callable 04/15/14 @ 100 1.250%, 04/15/16	800,000	800,192
1.000%, 04/15/15	725,000	725,493

		2,689,025

Missouri — 0.7%
Saint Louis, Municipal Finance, City Justice Center Project, RB 5.000%, 02/15/17	1,275,000	1,399,045

Nevada — 0.5%
Clark County, School District, Ser A, GO, AGM Callable 06/15/14 @ 100 4.000%, 06/15/17	1,000,000	1,012,680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

New Jersey — 0.8%
Atlantic County, State Aid County College, GO 3.375%, 01/15/15	$565,000	$580,504
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB 3.800%, 01/15/15	1,000,000	1,032,400

		1,612,904

New Mexico — 0.7%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	325,827
New Mexico State, Severance Tax, Ser A- 1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	1,000,000	.1,021,240

		1,347,067

New York — 2.4%
New York City, Ser P, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 08/01/15	765,000	819,208
New York City, Ser P, GO, NATL-RE Callable 08/01/15 @ 100 5.000%, 08/01/18	235,000	250,595
New York State, Dormitory Authority, RB 4.000%, 09/01/15	1,335,000	1,366,493
New York State, Thruway Authority, Ser H, RB, NATL-RE 4.000%, 01/01/18	1,000,000	1,109,750
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE Callable 11/01/15 @ 100 4.375%, 11/01/18	1,400,000	1,479,478

		5,025,524

Ohio — 1.2%
Ohio State, Ser A, GO 3.000%, 02/01/19	2,190,000	2,379,216

Oklahoma — 1.5%
Cleveland County, Independent School District No. 29 Norman, GO 1.500%, 03/01/17	2,000,000	2,045,460
Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	996,629	1,013,930

		3,059,390

Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	1,000,000	1,039,570

Description	Face Amount	Value

Pennsylvania — 0.3%
Philadelphia, Ser A, GO 5.000%, 07/15/20	$500,000	$584,955

Puerto Rico — 1.7%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) Callable 07/01/17 @ 100 0.845%, 07/01/25	2,000,000	1,298,000
Commonwealth of Puerto Rico, Government Development, Ser Senior B, RB 5.000%, 12/01/14	750,000	728,340
Commonwealth of Puerto Rico, Ser A, GO 5.500%, 07/01/18	1,825,000	1,455,091

		3,481,431

Tennessee — 2.6%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,033,440
Memphis-Shelby, County Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,995,426
Tennessee State, Housing Development Agency, RB Callable 01/01/22 @ 100 2.750%, 01/01/24	485,000	473,040
2.750%, 07/01/24	345,000	326,277
Tennessee State, Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	385,000	374,393

		5,202,576

Texas — 49.9%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,135,900
Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,247,187
Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,230,746
Arlington, Special Tax Revenue, RB Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	262,560
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,074,890
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,188,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Bastrop, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/19 @ 100 5.250%, 02/15/32	$500,000	$541,370
5.000%, 02/15/34	1,000,000	1,050,240
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	533,215
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	385,000	417,359
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	500,000	530,110
Clifton, Higher Education Finance, Ser A, RB 1.800%, 12/01/14	250,000	248,280
College Station, GO (A) Pre-Refunded @ 100 4.500%, 02/15/27	160,000	185,686
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27	1,730,000	1,863,660
4.000%, 02/15/19	1,000,000	1,096,530
Conroe, Industrial Development, RB, AGM 4.000%, 09/01/18	300,000	328,701
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,122,938
Dallas County, Schools Public Property Finance, GO 3.000%, 06/01/19	940,000	1,001,918
Dallas, County Schools Public Property Finance, RB 2.500%, 12/01/15	825,000	831,089
2.250%, 12/01/14	800,000	802,808
Dallas, GO Callable 02/15/18 @ 100 5.000%, 02/15/25	1,000,000	1,097,230
Dallas, GO, NATL-RE Callable 02/15/17 @ 100 4.250%, 02/15/22	845,000	891,906
Dallas, Ser B, RB 5.000%, 11/01/19	1,295,000	1,522,273
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,062,390
Ector County, Hospital District, Ser A, RB 4.000%, 09/15/14	1,260,000	1,275,901

Description	Face Amount	Value

El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	$1,000,000	$1,096,560
Elkhart, Independent School District, School Building Project, GO Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	705,385
Forney, Independent School District, School Building Project, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	1,000,000	1,066,470
Fort Bend County, Municipal Utility District No. 25, GO Callable 10/01/16 @ 100 5.600%, 10/01/36	1,000,000	1,027,180
Frisco, GO 3.000%, 02/15/19	1,685,000	1,819,699
Frisco, Independent School District, School Building Project, Ser A, GO, PSF- GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	500,000	548,875
Galveston County, GO 3.000%, 02/01/19	600,000	640,122
Garland, Independent School District, Ser A, GO, PSF-GTD Callable 03/06/14 @ 100 3.000%, 02/15/19	350,000	350,476
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/32	1,000,000	1,069,440
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,110,930
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,077,290
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	1,056,290
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,000,000	1,055,850
Irving, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/28	500,000	540,635
Kaufman County, GO, AGM 3.000%, 02/15/22	1,670,000	1,619,299

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	$855,000	$903,658
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,520,950
Lubbock, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 02/15/16	145,000	145,197
Mauriceville, Municipal Utility District, GO, AGM 2.000%, 11/15/14	1,110,000	1,115,983
Mesquite, Independent School District No. 1, School Building Project, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	560,000	597,184
Navarro County, Junior College District, RB, AGM 3.000%, 05/15/19	550,000	568,188
2.250%, 05/15/18	880,000	893,314
North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	2,015,000	2,111,861
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100 5.750%, 01/01/33	1,000,000	1,059,690
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,411,437
Northside, Independent School District, GO, PSF-GTD (B) 1.350%, 06/01/33	3,000,000	2,961,360
Olmos, Park Higher Education Facilities, RB 2.000%, 12/01/18	3,000,000	3,013,740
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD Callable 02/01/18 @ 100 5.000%, 02/01/33	1,000,000	1,077,780
Plano, Texas, GO Callable 09/01/15 @ 100 4.100%, 09/01/19	730,000	762,288
Plano, Texas, GO (A) Pre-Refunded @ 100 4.100%, 09/01/15	270,000	286,478
Pleasant Grove, Independent School District, GO, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	450,000	486,005
Pleasant Grove, Independent School District, GO, PSF-GTD (A) Pre-Refunded @ 100 5.250%, 02/15/32	550,000	628,584

Description	Face Amount	Value

Polk County, GO, AGM 3.000%, 08/15/19	$1,150,000	$1,208,041
Port Arthur, Independent School District, School Building Project, GO Callable 02/15/19 @ 100 4.750%, 02/15/39	1,000,000	1,016,970
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100 4.000%, 05/15/16	1,000,000	1,038,240
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,130,480
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	414,772
San Angelo, Independent School District, School Building Project, Ser A, GO Callable 02/15/19 @ 100 5.250%, 02/15/34	1,000,000	1,129,160
San Antonio, Education Facilities, RB Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,360,440
San Antonio, Electric & Gas Revenue, RB Callable 02/01/15 @ 100 5.000%, 02/01/18	1,000,000	1,045,350
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/26	3,000,000	3,341,400
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM 2.500%, 07/01/16	570,000	591,375
2.000%, 07/01/15	400,000	407,824
San Antonio, Water Revenue, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	500,000	542,035
San Antonio, Water System, RB 4.000%, 05/15/19	500,000	565,905
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	1,000,000	1,078,490
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,896,328
San Marcos, Tax & Toll Revenue, GO, AGM Callable 08/15/17 @ 100 5.125%, 08/15/28	500,000	543,345

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Spring Branch, Independent School District, Schoolhouse Project, GO, PSF- GTD Callable 02/01/17 @ 100 5.250%, 02/01/38	$1,000,000	$1,063,860
Spring, Independent School District, GO, PSF-GTD (A) Pre-Refunded @ 100 5.000%, 02/15/17	1,000,000	1,001,360
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,850,000	2,026,028
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,111,170
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	660,090
Texas State, College Student Loan, GO Callable 08/01/19 @ 100 5.000%, 08/01/21	1,000,000	1,187,060
4.625%, 08/01/30	1,200,000	1,258,932
Texas State, Department of Housing & Community Affairs, Ser B, RB, FHLMC, FNMA, GNMA, Callable 01/01/21 @ 100 4.050%, 07/01/26	900,000	924,543
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB Callable 02/15/20 @ 100 6.000%, 02/15/30	750,000	812,505
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,102,937
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,596,211
5.375%, 05/01/20	1,365,000	1,482,540
5.250%, 05/01/19	1,300,000	1,415,102
Texas State, Southmost College District, GO, AMBAC Callable 02/15/15 @ 100 5.000%, 02/15/22	1,000,000	1,034,000
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,263,039
Titus County, Pass Through Toll Project, Ser A, GO 4.000%, 03/01/18	555,000	601,137

Description	Face Amount	Value

Titus County, Pass Through Toll Project, Ser B, GO 4.000%, 03/01/18	$1,185,000	$1,283,509
Tyler, Independent School District, School Building Project, GO Callable 02/15/18 @ 100 5.000%, 02/15/27	500,000	559,825
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	544,260
Upper Trinity, Regional Water District, RB, AGM 4.000%, 08/01/17	250,000	271,880
3.000%, 08/01/19	250,000	260,025
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA (A) Pre-Refunded @ 100 5.000%, 02/01/18	1,000,000	1,113,540
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	1,000,000	1,097,360
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,045,550

		101,897,823

Utah — 2.2%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY Callable 03/06/14 @ 100 4.000%, 06/15/16	1,000,000	1,002,460
Utah State, Building Ownership Authority, RB (A) Pre-Refunded @ 100 5.000%, 05/15/14	1,000,000	1,013,460
Utah State, GO 5.000%, 07/01/19	2,000,000	2,398,920

		4,414,840

Virginia — 3.7%
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,604,370
Virginia Commonwealth, Housing Development Authority, Ser A, RB Callable 01/01/22 @ 100 2.100%, 07/01/22	895,000	828,609
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3- REMK-02/28/13, RB 2.150%, 04/01/21	3,000,000	2,947,020
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,249,300

		7,629,299

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount/ Shares	Value

Wisconsin — 1.5%
Wisconsin State, Ser 2, GO, NATL-RE Callable 05/01/14 @ 100 5.000%, 05/01/17	$1,000,000	$1,011,580
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,107,200

		3,118,780

Total Municipal Bonds (Cost $193,161,647)		198,100,629

CASH EQUIVALENT* — 2.6%
AIM STIT-Government & Agency Portfolio, 0.030% (Cost $5,200,911)	5,200,911	5,200,911

Total Investments — 99.5% (Cost $198,362,558)		$203,301,540

Percentages are based on Net Assets of $204,364,752.

*	Rate shown is the 7-day effective yield as of January 31, 2014
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2014.

AMBAC — American Municipal Bond Assurance Corporation

AGM — Assured Guarantee Municipal

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SCH BD GTY — School Board Guaranty

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

FROST KEMPNER TREASURY AND INCOME FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 66.1%
U.S. Treasury Inflationary Protection Securities 3.625%, 04/15/28	$1,243,592	$1,697,212
2.625%, 07/15/17	437,446	495,134
2.500%, 07/15/16 to 01/15/29	2,178,943	2,524,728
2.375%, 01/15/25	1,241,406	1,472,424
2.125%, 02/15/40	1,098,818	1,305,190
2.000%, 07/15/14	866,758	884,568
1.750%, 01/15/28	1,766,682	1,959,913
1.625%, 01/15/15	779,970	803,064
1.375%, 07/15/18 to 01/15/20	3,089,308	3,381,162

Total U.S. Treasury Obligations (Cost $12,710,462)		14,523,395

CASH EQUIVALENT* — 20.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $4,437,578)	4,437,578	4,437,578

Total Investments — 86.3% (Cost $17,148,040)		$18,960,973

Percentages are based on Net Assets of $21,974,371.

*	Rate shown is the 7-day effective yield as of January 31, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund
Assets:
Investments at Value	$393,842,433	$287,271,815	$198,600,752	$27,783,742
Receivable for Investment Securities Sold	3,374,013	—	—	—
Receivable for Capital Shares Sold	389,234	719,720	112,680	—
Dividends and Interest Receivable	205,566	194,884	182,418	2,419
Foreign Tax Reclaim Receivable	—	83,592	—	—
Prepaid Expenses	14,652	14,862	11,862	13,171

Total Assets	397,825,898	288,284,873	198,907,712	27,799,332

Liabilities:
Payable for Investment Securities Purchased	—	6,582,276	2,641,275	—
Payable Due to Investment Adviser	223,456	157,785	99,987	21,895
Payable for Capital Shares Redeemed	53,554	509,513	58,883	1,960
Payable Due to Administrator	32,321	22,822	15,828	2,298
Payable Due to Trustees	8,532	6,192	4,427	651
Chief Compliance Officer Fees Payable	1,678	1,035	534	533
Income Distribution Payable	—	279,280	287,955	—
Payable Due to Distributor	18,042	9,550	4,792	62
Other Accrued Expenses	26,411	24,616	22,714	17,166

Total Liabilities	363,994	7,593,069	3,136,395	44,565

Net Assets	$397,461,904	$280,691,804	$195,771,317	$27,754,767

NET ASSETS:
Paid-in Capital	$249,872,744	$235,996,429	$180,452,125	$20,156,183
Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss)	124,276	2,313	(25,807)	(123,748)
Accumulated Net Realized Gain on Investments	8,757,700	13,236,639	5,538,098	948,983
Net Unrealized Appreciation on Investments	138,707,184	31,456,423	9,806,901	6,773,349

Net Assets	$397,461,904	$280,691,804	$195,771,317	$27,754,767

Institutional Class Shares:
Net Assets	$312,797,325	$227,601,608	$174,760,350	$27,385,650
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	23,746,261	22,241,876	16,051,765	1,954,062
Net Asset Value, Offering and Redemption Price Per Share	$13.17	$10.23	$10.89	$14.01

Class A Shares:
Net Assets	$84,664,579	$53,090,196	$21,010,967	$369,117
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,446,755	5,190,887	1,930,547	26,394
Net Asset Value, Redemption Price Per Share	$13.13	$10.23	$10.88	$13.98

Maximum Offering Price Per Share — Class A	$13.57	$10.57	$11.25	$14.45

	($13.13÷96.75%)	($10.23÷96.75%)	($10.88÷96.75%)	($13.98÷96.75%)

Cost of Investments	$255,135,249	$255,815,392	$188,793,851	$21,010,393

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Equity Fund	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund
Assets:
Investments at Value	$58,276,910	$237,501,603	$62,995,265	$49,035,537
Purchased Options	—	—	—	113,100
Foreign Currency	—	1,589,939	—	—
Unrealized Gain on Forward Foreign Currency Contracts	—	403,087	—	—
Receivable for Investment Securities Sold	335,006	1,735,906	505,535	—
Receivable for Capital Shares Sold	584,153	294,883	38,973	205,777
Dividends and Interest Receivable	21,339	91,325	12,015	22,440
Foreign Tax Reclaim Receivable	—	359,888	3,994	—
Deferred Offering Costs	—	—	—	26
Prepaid Expenses	20,086	12,752	21,110	21,585

Total Assets	59,237,494	241,989,383	63,576,892	49,398,465

Liabilities:
Written Options	—	—	—	3,770
Unrealized Loss on Forward Foreign Currency Contracts	—	324,247	—	—
Payable for Investment Securities Purchased	—	1,658,573	870,141	11,840
Payable Due to Investment Adviser	55,347	198,132	43,242	60,234
Payable for Capital Shares Redeemed	157,483	217,048	127,108	—
Payable Due to Administrator	5,204	20,032	5,186	3,921
Payable Due to Trustees	3,637	5,970	1,442	661
Chief Compliance Officer Fees Payable	254	909	—	—
Payable Due to Distributor	5,953	9,373	1,646	1,180
Other Accrued Expenses	19,131	66,966	22,065	17,344

Total Liabilities	247,009	2,501,250	1,070,830	98,950

Net Assets	$58,990,485	$239,488,133	$62,506,062	$49,299,515

NET ASSETS:
Paid-in Capital	$35,909,024	$224,241,788	$62,159,917	$47,896,022
Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss)	(169,076)	(2,702,048)	(23,170)	41,895
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	16,868,953	6,494,374	(3,275,806)	(657,365)
Net Unrealized Appreciation on Investments	6,381,584	11,371,150	3,645,121	1,998,519
Net Unrealized Appreciation on Purchased and Written Options	—	—	—	20,444
Net Unrealized Appreciation on Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	82,869	—	—

Net Assets	$58,990,485	$239,488,133	$62,506,062	$49,299,515

Institutional Class Shares:
Net Assets	$32,279,605	$197,158,870	$54,429,426	$43,504,849
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,282,899	22,143,522	4,884,165	3,745,760
Net Asset Value, Offering and Redemption Price Per Share†	$7.54	$8.90	$11.14	$11.61

Class A Shares:
Net Assets	$26,710,880	$42,329,263	$8,076,636	$5,794,666
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,625,295	4,756,380	725,521	499,808
Net Asset Value, Redemption Price Per Share†	$7.37	$8.90	$11.13	$11.59

Maximum Offering Price Per Share — Class A	$7.62	$9.20	$11.50	$11.98

	($7.37÷96.75%)	($8.90÷96.75%)	($11.13÷96.75%)	($11.59÷96.75%)

Cost of Investments	$51,895,326	$226,130,453	$59,350,144	$47,037,018
Cost of Foreign Currency	—	1,590,521	—	—
Cost of Purchased Options	—	—	—	115,290
Premiums Received from Written Options	—	—	—	26,404

†	The International Equity Fund charges redemption fees. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Diversified Strategies Fund	Strategic Balanced Fund	Total Return Bond Fund	Credit Fund
Assets:
Investments at Value	$4,394,479	$9,285,700	$998,214,558	$64,343,416
Purchased Options	32,000	—	—	—
Affiliated Investments at Value	—	904,108	—	—
Receivable for Investment Securities Sold	—	99,828	258,273	1,000,000
Receivable for Capital Shares Sold	9,680	11,381	2,772,558	169,761
Dividends and Interest Receivable	6	5,089	7,950,355	714,754
Deferred Offering Costs	—	—	—	275
Prepaid Expenses	12,737	9,011	30,551	19,147

Total Assets	4,448,902	10,315,117	1,009,226,295	66,247,353

Liabilities:
Written Options	1,856	—	—	—
Payable for Investment Securities Purchased	—	—	2,000,000	1,513,125
Payable Due to Investment Adviser	1,175	3,465	291,678	49,413
Payable for Capital Shares Redeemed	—	—	1,175,296	10,029
Payable Due to Administrator	385	873	78,344	4,969
Payable Due to Trustees	121	269	21,261	1,028
Chief Compliance Officer Fees Payable	—	—	5,258	—
Income Distribution Payable	—	—	2,856,310	254,266
Payable Due to Distributor	933	1,493	30,425	1,673
Payble to Custodian	—	156	—	—
Other Accrued Expenses	13,446	17,505	56,602	26,318

Total Liabilities	17,916	23,761	6,515,174	1,860,821

Net Assets	$4,430,986	$10,291,356	$1,002,711,121	$64,386,532

NET ASSETS:
Paid-in Capital	$5,048,602	$11,827,956	$977,022,001	$64,008,461
Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss)	(25,091)	9,218	(728,725)	304
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	(1,080,109)	(3,322,114)	4,432,088	24,693
Net Unrealized Appreciation on Investments	480,838	1,776,296	21,985,757	353,074
Net Unrealized Appreciation on Purchased and Written Options	6,746	—	—	—

Net Assets	$4,430,986	$10,291,356	$1,002,711,121	$64,386,532

Institutional Class Shares:
Net Assets	N/A	$3,287,003	$845,934,058	$55,944,084
Outstanding Shares of Beneficial Interest (unlimited authorization-no par value)	N/A	275,942	78,475,700	5,497,624
Net Asset Value, Offering and Redemption Price Per Share	N/A	$11.91	$10.78	$10.18

Class A Shares:
Net Assets	$4,430,986	$7,004,353	$156,777,063	$8,442,448
Outstanding Shares of Beneficial Interest (unlimited authorization-no par value)	431,406	588,563	14,545,405	830,490
Net Asset Value, Redemption Price Per Share†	$10.27	$11.90	$10.78	$10.17

Maximum Offering Price Per Share — Class A	$10.61	$12.30	$11.03	$10.40

	($10.27÷96.75%)	($11.90÷96.75%)	($10.78÷97.75%)	($10.17÷97.75%)

Cost of Investments	$3,913,641	$7,530,724	$976,228,801	$63,990,342
Cost of Purchased Options	30,168	—	—	—
Premiums Received from Written Options	6,770	—	—	—
Cost of Affiliated Investment	—	882,788	—	—

N/A — The Fund does not offer this class.

†	The Diversified Strategies Fund charges redemption fees. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Low Duration Bond Fund	Municipal Bond Fund	Kempner Treasury and Income Fund
Assets:
Investments at Value	$223,813,831	$203,301,540	$18,960,973
Cash	—	—	3,000,000
Receivable for Investment Securities Sold	1,409,407	—	—
Receivable for Capital Shares Sold	155,335	—	—
Dividends and Interest Receivable	517,654	2,263,072	33,624
Prepaid Expenses	18,141	12,031	3,720

Total Assets	225,914,368	205,576,643	21,998,317

Liabilities:
Payable for Investment Securities Purchased	2,808,750	584,955	—
Payable Due to Investment Adviser	66,283	42,961	6,511
Payable for Capital Shares Redeemed	97,056	—	—
Payable Due to Administrator	17,804	16,155	1,749
Payable Due to Trustees	5,481	5,105	549
Chief Compliance Officer Fees Payable	807	694	—
Income Distribution Payable	280,719	531,762	—
Payable Due to Distributor	5,775	787	—
Other Accrued Expenses	27,819	29,472	15,137

Total Liabilities	3,310,494	1,211,891	23,946

Net Assets	$222,603,874	$204,364,752	$21,974,371

NET ASSETS:
Paid-in Capital	$222,356,894	$199,308,957	$20,167,530
Undistributed (Distributions in Excess of) Net Investment Income	53,496	60,884	(6,092)
Accumulated Net Realized Gain (Loss) on Investments	(1,187,789)	55,929	—
Net Unrealized Appreciation on Investments	1,381,273	4,938,982	1,812,933

Net Assets	$222,603,874	$204,364,752	$21,974,371

Institutional Class Shares:
Net Assets	$192,682,136	$200,359,919	$21,974,371
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	18,726,216	19,226,075	2,116,594
Net Asset Value, Offering and Redemption Price Per Share	$10.29	$10.42	$10.38

Class A Shares:
Net Assets	$29,921,738	$4,004,833	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,907,829	384,461	N/A
Net Asset Value, Redemption Price Per Share	$10.29	$10.42	N/A

Maximum Offering Price Per Share — Class A	$10.53	$10.66	N/A

	($10.29÷97.75%)	($10.42÷97.75%)

Cost of Investments	$222,432,558	$198,362,558	$17,148,040

N/A — The Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund

Investment Income:
Dividend Income	$2,017,394	$3,438,670	$2,282,728	$77,091
Foreign Taxes Withheld	(4,611)	(78,803)	(31,344)	—

Total Investment Income	2,012,783	3,359,867	2,251,384	77,091

Expenses:
Investment Advisory Fees	1,507,187	1,071,541	586,067	135,347
Administration Fees	188,562	133,990	93,157	14,119
Distribution Fees — Class A	107,475	66,221	26,871	377
Trustees’ Fees	12,758	9,194	6,466	966
Chief Compliance Officer Fees	3,721	2,725	1,948	401
Transfer Agent Fees	29,010	28,293	25,178	21,933
Professional Fees	18,412	16,270	14,717	11,419
Registration Fees	15,121	14,039	13,528	11,767
Printing Fees	11,975	8,682	6,076	971
Custodian Fees	7,405	5,497	3,938	2,088
Interest Expense on Borrowings	365	109	—	447
Insurance and Other Expenses	9,911	7,567	5,197	1,005

Total Expenses	1,911,902	1,364,128	783,143	200,840
Less: Investment Advisory Fees Waived	(201,737)	(143,898)	—	—
Less: Fees Paid Indirectly	(11)	(16)	(3)	(1)

Net Expenses	1,710,154	1,220,214	783,140	200,839

Net Investment Income (Loss)	302,629	2,139,653	1,468,244	(123,748)

Net Realized Gain from Investments	14,388,456	22,415,897	9,283,048	1,701,965
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,028,366	(9,844,942)	(1,390,006)	1,080,333

Net Realized and Unrealized Gain on Investments	33,416,822	12,570,955	7,893,042	2,782,298

Increase in Net Assets Resulting from Operations	$33,719,451	$14,710,608	$9,361,286	$2,658,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Equity Fund	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund

Investment Income:
Dividend Income	$681,854	$1,769,525	$583,542	$269,663
Foreign Taxes Withheld	—	(67,933)	(30,111)	—

Total Investment Income	681,854	1,701,592	553,431	269,663

Expenses:
Investment Advisory Fees	679,708	1,246,057	271,601	134,709
Administration Fees	58,040	126,041	31,874	14,056
Distribution Fees — Class A	39,441	55,170	10,798	6,000
Trustees’ Fees	5,492	8,884	2,187	808
Chief Compliance Officer Fees	1,614	2,644	747	385
Transfer Agent Fees	20,392	26,975	22,517	21,777
Professional Fees	14,434	16,167	12,131	11,217
Registration Fees	9,464	14,175	11,171	8,688
Printing Fees	5,115	8,325	2,081	809
Custodian Fees	3,471	81,972	4,596	2,521
Interest Expense on Borrowings	8,468	—	—	17
Offering Costs	—	—	—	25,733
Insurance and Other Expenses	5,297	9,694	1,995	890

Total Expenses	850,936	1,596,104	371,698	227,610
Less: Fees Paid Indirectly	(6)	(17)	(3)	(3)

Net Expenses	850,930	1,596,087	371,695	227,607

Net Investment Income (Loss)	(169,076)	105,505	181,736	42,056

Net Realized Gain from Investments	38,399,676	40,422,188	1,389,185	102,029
Net Realized Loss on Purchased and Written Options	—	—	(1,402)	(225,677)
Net Realized Loss on Foreign Currency Transactions	—	(453,818)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,284,221)	(29,042,833)	(1,525,088)	764,309
Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options	—	—	6,200	21,980
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	449,308	—	—

Net Realized and Unrealized Gain (Loss) on Investments	15,115,455	11,374,845	(131,105)	662,641

Increase in Net Assets Resulting from Operations	$14,946,379	$11,480,350	$50,631	$704,697

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS

	Diversified Strategies Fund	Strategic Balanced Fund	Total Return Bond Fund	Credit Fund

Investment Income:
Interest Income	$—	$—	$21,209,824	$1,280,336
Dividend Income	54,858	126,255	678	385
Dividend Income from Affiliated Investments	—	29,386	—	—

Total Investment Income	54,858	155,641	21,210,502	1,280,721

Expenses:
Investment Advisory Fees	20,379	37,933	2,128,583	139,565
Administration Fees	2,392	5,088	444,929	21,839
Distribution Fees — Class A	6,368	8,658	175,318	9,385
Trustees’ Fees	173	379	30,963	1,374
Chief Compliance Officer Fees	179	239	8,877	534
Transfer Agent Fees	10,823	21,578	44,458	22,114
Professional Fees	10,947	11,069	29,276	11,589
Registration Fees	5,088	13,203	18,201	8,366
Printing Fees	197	387	28,941	1,331
Custodian Fees	2,409	2,527	18,566	2,521
Interest Expense on Borrowings	—	—	209	27
Offering Costs	—	—	—	19,316
Insurance and Other Expenses	470	2,129	42,327	5,984

Total Expenses	59,425	103,190	2,970,648	243,945
Less: Investment Advisory Fees Waived	(8,482)	(21,409)	(469,840)	(1,968)
Less: Fees Paid Indirectly	(1)	(6)	(90)	(2)

Net Expenses	50,942	81,775	2,500,718	241,975

Net Investment Income	3,916	73,866	18,709,784	1,038,746

Net Realized Gain from Investments	130,473	33,283	4,457,582	24,905
Net Realized Gain on Distributions from Investment Company Shares	35,722	16,765	—	—
Net Realized Loss on Purchased and Written Options	(27,435)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	327	332,847	5,244,380	741,560
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	—	(2,437)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options	9,185	—	—	—

Net Realized and Unrealized Gain on investments	148,272	380,458	9,701,962	766,465

Increase in Net Assets Resulting from Operations	$152,188	$454,324	$28,411,746	$1,805,211

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS

	Low Duration Bond Fund	Municipal Bond Fund	Kempner Treasury and Income Fund

Investment Income:
Interest Income	$2,368,363	$3,345,263	$143,904
Dividend Income	330	186	191

Total Investment Income	2,368,693	3,345,449	144,095

Expenses:
Investment Advisory Fees	529,233	494,785	39,732
Administration Fees	109,942	102,687	10,658
Distribution Fees — Class A	38,637	4,913	—
Trustees’ Fees	7,916	7,442	785
Chief Compliance Officer Fees	2,357	2,217	352
Transfer Agent Fees	26,365	25,601	11,101
Professional Fees	15,646	15,371	11,321
Registration Fees	14,225	13,563	7,655
Printing Fees	7,406	6,960	762
Custodian Fees	4,784	4,506	2,434
Interest Expense on Borrowings	—	3,931	87
Insurance and Other Expenses	13,126	20,966	1,844

Total Expenses	769,637	702,942	86,731
Less: Investment Advisory Fees Waived	(119,367)	(221,336)	—
Less: Fees Paid Indirectly	(7)	(2)	—

Net Expenses	650,263	481,604	86,731

Net Investment Income	1,718,430	2,863,845	57,364

Net Realized Gain (Loss) from Investments	(1,185,729)	420,158	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	276,888	1,029,473	(143,329)

Net Realized and Unrealized Gain (Loss) on investments	(908,841)	1,449,631	(143,329)

Increase (Decrease) in Net Assets Resulting from Operations	$809,589	$4,313,476	$(85,965)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations:
Net Investment Income	$302,629	$893,800
Net Realized Gain on Investments	14,388,456	20,560,229
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,028,366	44,526,685

Net Increase in Net Assets Resulting from Operations	33,719,451	65,980,714

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(363,026)	(561,006)
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(11,878,769)	—
Class A Shares	(3,223,117)	—

Total Dividends and Distributions	(15,464,912)	(561,006)

Capital Share Transactions:
Institutional Class Shares:
Issued	19,826,284	37,383,704
Reinvestment of Dividends	316,787	5,302
Redeemed	(24,331,472)	(48,538,923)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(4,188,401)	(11,149,917)

Class A Shares:
Issued	2,716,888	6,434,738
Reinvestment of Dividends	2,482,040	—
Redeemed	(6,805,595)	(11,629,002)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(1,606,667)	(5,194,264)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,795,068)	(16,344,181)

Total Increase (Decrease) in Net Assets	12,459,471	49,075,527

Net assets:
Beginning of Period	385,002,433	335,926,906

End of Period	$397,461,904	$385,002,433

Undistributed (Distributions in Excess of) Net Investment Income	$124,276	$184,673

Share Transactions:
Institutional Class Shares:
Issued	1,495,337	3,296,602
Reinvestment of Dividends	24,326	487
Redeemed	(1,830,815)	(4,280,144)

Total Increase (Decrease) in Institutional Class Shares:	(311,152)	(983,055)

Class A Shares:
Issued	204,261	573,929
Reinvestment of Dividends	191,368	—
Redeemed	(514,398)	(1,036,002)

Total Increase (Decrease) in Class A Shares:	(118,769)	(462,073)

Net Increase (Decrease) in Shares Outstanding	(429,921)	(1,445,128)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Kempner Multi-Cap Deep Value Equity Fund
Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

$2,139,653	$5,752,553	$1,468,244	$3,098,315
22,415,897	27,832,689	9,283,048	683,762
(9,844,942)	23,422,212	(1,390,006)	33,363,077

14,710,608	57,007,454	9,361,286	37,145,154

(1,767,135)	(4,673,955)	(1,352,119)	(2,786,603)
(338,426)	(1,078,562)	(141,932)	(368,513)

(23,304,254)	—	(3,898,005)	(1,296,477)
(5,125,087)	—	(469,971)	(213,126)

(30,534,902)	(5,752,517)	(5,862,027)	(4,664,719)

30,049,461	33,958,304	7,988,001	13,037,656
1,097,740	97,100	14,769	7,400
(13,545,206)	(77,529,325)	(11,227,258)	(21,208,768)

17,601,995	(43,473,921)	(3,224,488)	(8,163,712)

3,419,461	4,301,096	523,349	4,030,811
4,197,519	811,649	420,124	426,043
(2,643,914)	(22,941,061)	(1,530,816)	(12,176,773)

4,973,066	(17,828,316)	(587,343)	(7,719,919)

22,575,061	(61,302,237)	(3,811,831)	(15,883,631)

6,750,767	(10,047,300)	(312,572)	16,596,804

273,941,037	283,988,337	196,083,889	179,487,085

$280,691,804	$273,941,037	$195,771,317	$196,083,889

$2,313	$(31,779)	$(25,807)	$—

2,765,096	3,503,991	720,484	1,363,734
106,013	10,272	1,359	801
(1,228,748)	(8,209,273)	(1,022,476)	(2,204,211)

1,642,361	(4,695,010)	(300,633)	(839,676)

317,801	456,544	47,215	429,356
405,028	85,838	38,658	45,694
(239,252)	(2,397,400)	(139,614)	(1,270,691)

483,577	(1,855,018)	(53,741)	(795,641)

2,125,938	(6,550,028)	(354,374)	(1,635,317)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Equity Fund
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations:
Net Investment Income (Loss)	$(123,748)	$(164,745)
Net Realized Gain on Investments and Foreign Currency Transactions	1,701,965	2,157,744
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency and Translation of other Assets and Liabilities Denominated in Foreign Currencies	1,080,333	3,391,110

Net Increase in Net Assets Resulting from Operations	2,658,550	5,384,109

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(1,844,204)	(957,705)
Class A Shares	(19,447)	(11)

Total Dividends and Distributions	(1,863,651)	(957,716)

Capital Share Transactions:
Institutional Class Shares:
Issued	828,426	10,048,791
Reinvestment of Dividends	132,740	102,094
Redemption Fees (Note 2)	—	—
Redeemed	(3,633,321)	(10,737,985)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(2,672,155)	(587,100)

Class A Shares:
Issued	90,679	259,792
Reinvestment of Dividends	8,381	8
Redeemed	—	(14,281)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	99,060	245,519

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,573,095)	(341,581)

Total Increase (Decrease) in Net Assets	(1,778,196)	4,084,812

Net assets:
Beginning of Period	29,532,963	25,448,151

End of Period	$27,754,767	$29,532,963

Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss)	$(123,748)	$—

Share Transactions:
Institutional Class Shares:
Issued	57,272	800,203
Reinvestment of Dividends	9,563	9,059
Redeemed	(251,759)	(901,225)

Total Increase (Decrease) in Institutional Class Shares:	(184,924)	(91,963)

Class A Shares:
Issued	6,364	20,520
Reinvestment of Dividends	606	1
Redeemed	—	(1,113)

Total Increase (Decrease) in Class A Shares:	6,970	19,408

Net Increase (Decrease) in Shares Outstanding	(177,954)	(72,555)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Small Cap Equity Fund		International Equity Fund
Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

$(169,076)	$(307,668)	$105,505	$2,715,823

38,399,676	19,175,054	39,968,370	21,655,326

(23,284,221)	33,771,958	(28,593,525)	12,500,115

14,946,379	52,639,344	11,480,350	36,871,264

—	(94,588)	(4,652,036)	(3,876,446)
—	—	(838,323)	(697,304)

(28,979,481)	(1,250,204)	(10,963,255)	—
(9,425,488)	(252,781)	(2,129,439)	—

(38,404,969)	(1,597,573)	(18,583,053)	(4,573,750)

2,356,389	19,595,873	13,266,792	58,392,732
764,646	49,004	424,769	137,965
—	—	—	62
(122,269,475)	(36,122,736)	(40,600,045)	(54,041,680)

(119,148,440)	(16,477,859)	(26,908,484)	4,489,079

943,853	3,221,867	2,891,221	8,268,906
8,816,895	191,698	2,403,617	584,376
(11,519,616)	(5,204,235)	(4,421,564)	(10,837,247)

(1,758,868)	(1,790,670)	873,274	(1,983,965)

(120,907,308)	(18,268,529)	(26,035,210)	2,505,114

(144,365,898)	32,773,242	(33,137,913)	34,802,628

203,356,383	170,583,141	272,626,046	237,823,418

$58,990,485	$203,356,383	$239,488,133	$272,626,046

$(169,076)	$—	$(2,702,048)	$2,682,806

253,413	2,199,769	1,405,919	6,523,226
103,191	5,848	46,552	15,968
(12,480,224)	(3,994,947)	(4,301,405)	(6,107,599)

(12,123,620)	(1,789,330)	(2,848,934)	431,595

98,180	363,258	305,591	931,245
1,216,123	23,208	264,051	67,636
(1,145,798)	(589,820)	(466,206)	(1,241,114)

168,505	(203,354)	103,436	(242,233)

(11,955,115)	(1,992,684)	(2,745,498)	189,362

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources Fund
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations:
Net Investment Income (Loss)	$181,736	$177,091
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options, Affiliated Investments and Distributions from Investment Company Shares	1,387,783	(2,670,028)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Written Options	(1,518,888)	7,988,831

Net Increase in Net Assets Resulting from Operations	50,631	5,495,894

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(245,351)	(107,536)
Class A Shares	(14,651)	(607)
Realized Capital Gains:
Institutional Class Shares	—	—
Class A Shares	—	—
Return of Capital:
Class A Shares	—	—

Total Dividends and Distributions	(260,002)	(108,143)

Capital Share Transactions:
Institutional Class Shares:
Issued	6,451,905	15,630,918
Reinvestment of Dividends	7,457	3,458
Redemption Fees (Note 2)	—	—
Redeemed	(7,183,388)	(9,037,637)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(724,026)	6,596,739

Class A Shares:
Issued	430,179	1,658,918
Reinvestment of Dividends	8,789	385
Redeemed	(680,605)	(400,283)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(241,637)	1,259,020

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(965,663)	7,855,759

Total Increase (Decrease) in Net Assets	(1,175,034)	13,243,510

Net assets:
Beginning of Period	63,681,096	50,437,586

End of Period	$62,506,062	$63,681,096

Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss)	$(23,170)	$55,096

Share Transactions:
Institutional Class Shares:
Issued	560,067	1,431,501
Reinvestment of Dividends	648	329
Redeemed	(616,044)	(833,008)

Total Increase (Decrease) in Institutional Class Shares:	(55,329)	598,822

Class A Shares:
Issued	36,584	152,307
Reinvestment of Dividends	765	37
Redeemed	(57,882)	(38,076)

Total Increase (Decrease) in Class A Shares:	(20,533)	114,268

Net Increase (Decrease) in Shares Outstanding	(75,862)	713,090

*	Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Cinque Large Cap Buy-Write Equity Fund*		Diversified Strategies Fund		Strategic Balanced Fund
Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

$42,056	$27,085	$3,916	$(28,206)	$73,866	$172,635
(123,648)	(332,511)	138,760	177,795	50,048	211,457
786,289	1,232,674	9,512	449,612	330,410	780,888

704,697	927,248	152,188	599,201	454,324	1,164,980

(27,565)	—	—	—	(26,257)	(86,222)
—	—	—	(21,916)	(38,391)	(130,174)

(172,450)	—	—	—	—	—
(28,756)	—	—	—	—	—

—	—	—	(1,690)	—	—

(228,771)	—	—	(23,606)	(64,648)	(216,396)

36,635,290	7,319,235	—	—	—	99,058
2,333	—	—	—	172	414
—	—	—	—	—	—
(1,182,567)	(282,682)	—	—	(1,030,367)	(193,001)

35,455,056	7,036,553	—	—	(1,030,195)	(93,529)

3,054,985	3,086,418	110,442	141,503	479,628	1,795,603
27,899	—	—	1,639	35,995	122,236
(764,570)	—	(962,218)	(7,136,048)	(647,885)	(2,936,158)

2,318,314	3,086,418	(851,776)	(6,992,906)	(132,262)	(1,018,319)

37,773,370	10,122,971	(851,776)	(6,992,906)	(1,162,457)	(1,111,848)

38,249,296	11,050,219	(699,588)	(6,417,311)	(772,781)	(163,264)

11,050,219	—	5,130,574	11,547,885	11,064,137	11,227,401

$49,299,515	$11,050,219	$4,430,986	$5,130,574	$10,291,356	$11,064,137

$41,895	$27,404	$(25,091)	$(29,007)	$9,218	$—

3,151,462	719,910	—	—	—	9,266
200	—	—	—	15	38
(100,364)	(25,448)	—	—	(87,629)	(17,741)

3,051,298	694,462	—	—	(87,614)	(8,437)

263,228	299,680	10,920	15,114	40,813	161,653
2,399	—	—	—	3,042	11,185
(65,499)	—	(93,335)	(756,087)	(55,699)	(265,358)

200,128	299,680	(82,415)	(740,973)	(11,844)	(92,520)

3,251,426	994,142	(82,415)	(740,973)	(99,458)	(100,957)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Total Return Bond Fund
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations:
Net Investment Income	$18,709,784	$35,841,094
Net Realized Gain (Loss) on Investments	4,457,582	12,950,327
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,244,380	(3,781,716)

Net Increase in Net Assets Resulting from Operations	28,411,746	45,009,705

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(16,658,875)	(32,150,803)
Class A Shares	(2,772,788)	(4,925,626)
Realized Capital Gains:
Institutional Class Shares	(9,691,365)	(7,367,196)
Class A Shares	(1,746,654)	(1,210,468)

Total Dividends and Distributions	(30,869,682)	(45,654,093)

Capital Share Transactions:
Institutional Class Shares:
Issued	136,655,485	237,301,615
Reinvestment of Dividends	2,440,655	3,192,061
Redeemed	(84,501,806)	(121,393,035)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	54,594,334	119,100,641

Class A Shares:
Issued	39,584,823	22,207,521
Reinvestment of Dividends	2,817,082	3,787,254
Redeemed	(11,229,077)	(17,867,122)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	31,172,828	8,127,653

Net Increase (Decrease) in Net Assets from Capital Share Transactions	85,767,162	127,228,294

Total Increase (Decrease) in Net Assets	83,309,226	126,583,906

Net assets:
Beginning of Period	919,401,895	792,817,989

End of Period	$1,002,711,121	$919,401,895

Undistributed (Distributions in Excess of) Net Investment Income	$(728,725)	$(6,846)

Share Transactions:
Institutional Class Shares:
Issued	12,667,995	21,679,377
Reinvestment of Dividends	226,518	292,426
Redeemed	(7,814,319)	(11,095,349)

Total Increase (Decrease) in Institutional Class Shares:	5,080,194	10,876,454

Class A Shares:
Issued	3,665,710	2,032,582
Reinvestment of Dividends	261,482	346,940
Redeemed	(1,040,639)	(1,630,523)

Total Increase (Decrease) in Class A Shares:	2,886,553	748,999

Net Increase (Decrease) in Shares Outstanding	7,966,747	11,625,453

*	Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Credit Fund*		Low Duration Bond Fund
Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

$1,038,746	$598,856	$1,718,430	$4,579,895
24,905	96,494	(1,185,729)	3,294,048
741,560	(388,486)	276,888	(4,688,578)

1,805,211	306,864	809,589	3,185,365

(880,193)	(471,587)	(1,479,310)	(4,010,335)
(154,146)	(131,372)	(186,152)	(528,504)

(81,918)	—	(2,888,832)	(1,172,821)
(14,788)	—	(434,329)	(170,658)

(1,131,045)	(602,959)	(4,988,623)	(5,882,318)

32,132,643	27,512,499	19,233,722	74,520,806
8,554	1,367	376,020	383,539
(2,303,640)	(1,677,366)	(35,214,245)	(99,785,342)

29,837,557	25,836,500	(15,604,503)	(24,880,997)

2,521,194	6,314,029	2,522,627	9,598,930
158,144	121,391	455,986	478,821
(670,519)	(109,835)	(4,481,954)	(14,817,163)

2,008,819	6,325,585	(1,503,341)	(4,739,412)

31,846,376	32,162,085	(17,107,844)	(29,620,409)

32,520,542	31,865,990	(21,286,878)	(32,317,362)

31,865,990	—	243,890,752	276,208,114

$64,386,532	$31,865,990	$222,603,874	$243,890,752

$304	$(4,103)	$53,496	$528

3,172,083	2,718,191	1,850,441	7,025,363
844	135	36,461	36,226
(227,434)	(166,195)	(3,384,344)	(9,420,247)

2,945,493	2,552,131	(1,497,442)	(2,358,658)

249,109	630,907	243,117	907,142
15,681	12,028	44,200	45,235
(66,184)	(11,051)	(430,420)	(1,401,951)

198,606	631,884	(143,103)	(449,574)

3,144,099	3,184,015	(1,640,545)	(2,808,232)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Municipal Bond Fund
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations:
Net Investment Income	$2,863,845	$5,873,609
Net Realized Gain on Investments	420,158	344,989
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,029,473	(9,371,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,313,476	(3,152,620)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(2,817,033)	(5,766,789)
Class A Shares	(47,275)	(87,938)
Realized Capital Gains:
Institutional Class Shares	(501,491)	(286,903)
Class A Shares	(9,903)	(4,868)

Total Dividends and Distributions	(3,375,702)	(6,146,498)

Capital Share Transactions:
Institutional Class Shares:
Issued	19,695,290	66,856,336
Reinvestment of Dividends	38,893	75,507
Redeemed	(46,409,231)	(35,755,383)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(26,675,048)	31,176,460

Class A Shares:
Issued	166,700	276,953
Reinvestment of Dividends	46,852	74,884
Redeemed	(65,000)	(162,856)

Net Increase in Net Assets from Class A Share Transactions	148,552	188,981

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(26,526,496)	31,365,441

Total Increase (Decrease) in Net Assets	(25,588,722)	22,066,323

Net assets:
Beginning of Period	229,953,474	207,887,151

End of Period	$204,364,752	$229,953,474

Undistributed (Distributions in Excess of) Net Investment Income	$60,884	$61,347

Share Transactions:
Institutional Class Shares:
Issued	1,898,805	6,221,774
Reinvestment of Dividends	3,755	7,049
Redeemed	(4,479,934)	(3,342,342)

Total Increase (Decrease) in Institutional Class Shares:	(2,577,374)	2,886,481

Class A Shares:
Issued	16,159	26,201
Reinvestment of Dividends	4,523	6,999
Redeemed	(6,286)	(15,269)

Total Increase in Class A Shares:	14,396	17,931

Net Increase (Decrease) in Shares Outstanding	(2,562,978)	2,904,412

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Kempner Treasury and Income Fund
Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

$57,364	$252,728
—	—
(143,329)	(1,603,428)

(85,965)	(1,350,700)

(93,929)	(222,134)
—	—

—	(981,926)
—	—

(93,929)	(1,204,060)

833,385	2,116,300
1,091	63,020
(2,868,671)	(9,210,564)

(2,034,195)	(7,031,244)

—	—
—	—
—	—

—	—

(2,034,195)	(7,031,244)

(2,214,089)	(9,586,004)

24,188,460	33,774,464

$21,974,371	$24,188,460

$(6,092)	$30,473

80,557	190,634
105	5,667
(277,165)	(839,161)

(196,503)	(642,860)

—	—
—	—
—	—

—	—

(196,503)	(642,860)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2014 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Growth Equity Fund
Institutional Class

2014***	$12.58	$0.01		$1.11	$1.12	$(0.02)	$(0.51)	$(0.53)	$13.17	8.89%	$312,797	0.80	%*	0.90	%*	0.20	%*	15	%**
2013	10.48	0.03		2.09	2.12	(0.02)	—	(0.02)	12.58	20.29	302,637	0.80		0.95		0.31		32
2012	10.26	0.01		0.23	0.24	(0.02)	—	(0.02)	10.48	2.31	262,447	0.81		0.96		0.13		46
2011	8.21	0.02		2.06	2.08	(0.03)	(0.00)^	(0.03)	10.26	25.35	257,479	0.82		0.97		0.21		38
2010	7.61	0.03		0.60	0.63	(0.03)	—	(0.03)	8.21	8.25	195,304	0.82		0.97		0.31		56
2009	9.34	0.03		(1.74)	(1.71)	(0.02)	—	(0.02)	7.61	(18.28)	188,920	0.85		1.00		0.38		72
Class A
2014***	$12.55	$—		$1.09	$1.09	$—	$(0.51)	$(0.51)	$13.13	8.71%	$84,665	1.05	%*	1.15	%*	(0.05	)%*	15	%**
2013	10.46	0.01		2.08	2.09	—	—	—	12.55	19.98	82,365	1.05		1.20		0.06		32
2012	10.24	(0.01)		0.23	0.22	—	—	—	10.46	2.15	73,480	1.06		1.21		(0.12)		46
2011	8.19	(0.00	)‡	2.06	2.06	(0.01)	(0.00)^	(0.01)	10.24	25.12	72,139	1.07		1.22		(0.05)		38
2010	7.59	0.00	‡	0.61	0.61	(0.01)	—	(0.01)	8.19	8.05	47,235	1.07		1.22		0.06		56
2009	9.34	0.01		(1.75)	(1.74)	(0.01)	—	(0.01)	7.59	(18.60)	43,705	1.10		1.25		0.14		72

Value Equity Fund
Institutional Class
2014***	$10.83	$0.09		$0.50	$0.59	$(0.08)	$(1.11)	$(1.19)	$10.23	5.46%	$227,602	0.81	%*	0.91	%*	1.55	%*	31	%**
2013	8.92	0.21		1.91	2.12	(0.21)	—	(0.21)	10.83	24.10	223,004	0.81		0.96		2.17		77
2012	9.20	0.19		(0.28)	(0.09)	(0.19)	—	(0.19)	8.92	(0.94)	225,509	0.81		0.96		2.16		90
2011	8.03	0.19		1.17	1.36	(0.19)	—	(0.19)	9.20	17.03	235,531	0.82		0.97		2.12		82
2010	7.44	0.15		0.59	0.74	(0.15)	—	(0.15)	8.03	9.96	198,506	0.83		0.98		1.84		76
2009	9.20	0.21		(1.61)	(1.40)	(0.21)	(0.15)	(0.36)	7.44	(14.76)	157,923	0.86		1.01		2.96		65
Class A
2014***	$10.82	$0.07		$0.52	$0.59	$(0.07)	$(1.11)	$(1.18)	$10.23	5.42%	$53,090	1.06	%*	1.16	%*	1.28	%*	31	%**
2013	8.91	0.19		1.90	2.09	(0.18)	—	(0.18)	10.82	23.82	50,937	1.06		1.21		1.95		77
2012	9.19	0.17		(0.28)	(0.11)	(0.17)	—	(0.17)	8.91	(1.19)	58,479	1.06		1.21		1.90		90
2011	8.03	0.17		1.16	1.33	(0.17)	—	(0.17)	9.19	16.62	62,921	1.07		1.22		1.89		82
2010	7.43	0.13		0.60	0.73	(0.13)	—	(0.13)	8.03	9.85	39,781	1.08		1.23		1.54		76
2009	9.20	0.19		(1.62)	(1.43)	(0.19)	(0.15)	(0.34)	7.43	(15.08)	18,238	1.11		1.26		2.69		65

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
^	Includes a return of capital less than $0.01.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2014 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class
2014***	$10.69	$0.08	$0.45	$0.53	$(0.08)	$(0.25)	$(0.33)	$10.89	5.01%	$174,760	0.76	%*	0.76	%*	1.51%*	11	%**
2013	8.99	0.16	1.79	1.95	(0.17)	(0.08)	(0.25)	10.69	22.03	174,867	0.77		0.77		1.70	18
2012	8.90	0.17	0.10	0.27	(0.18)	—	(0.18)	8.99	3.06	154,505	0.78		0.78		1.99	24
2011	7.89	0.15	1.02	1.17	(0.16)	—	(0.16)	8.90	14.80	141,615	0.78		0.78		1.69	22
2010	7.20	0.15	0.69	0.84	(0.15)	—	(0.15)	7.89	11.75	125,363	0.79		0.79		1.87	23
2009	9.08	0.20	(1.73)	(1.53)	(0.21)	(0.14)	(0.35)	7.20	(16.33)	119,227	0.81		0.81		3.02	12
Class A
2014***	$10.69	$0.07	$0.44	$0.51	$(0.07)	$(0.25)	$(0.32)	$10.88	4.80%	$21,011	1.01	%*	1.01	%*	1.26%*	11	%**
2013	8.99	0.14	1.79	1.93	(0.15)	(0.08)	(0.23)	10.69	21.76	21,217	1.02		1.02		1.47	18
2012	8.90	0.15	0.09	0.24	(0.15)	—	(0.15)	8.99	2.81	24,982	1.03		1.03		1.74	24
2011	7.89	0.13	1.01	1.14	(0.13)	—	(0.13)	8.90	14.52	29,402	1.03		1.03		1.44	22
2010	7.20	0.13	0.69	0.82	(0.13)	—	(0.13)	7.89	11.48	27,365	1.04		1.04		1.62	23
2009	9.08	0.19	(1.74)	(1.55)	(0.19)	(0.14)	(0.33)	7.20	(16.54)	26,289	1.06		1.06		2.76	12

Mid Cap Equity Fund
Institutional Class
2014***	$13.68	$(0.06)	$1.31	$1.25	$—	$(0.92)	$(0.92)	$14.01	9.20%	$27,386	1.33	%*	1.33	%*	(0.83%)*	27	%**
2013	11.41	(0.09)	3.02	2.93	—	(0.66)	(0.66)	13.68	26.90 ††	29,267	1.49		1.53		(0.75)	118
2012	12.26	(0.07)	(0.56)	(0.63)	—	(0.22)	(0.22)	11.41	(5.06)	25,448	1.25		1.25		(0.61)	108
2011	9.40	(0.10)	2.96	2.86	—	—	—	12.26	30.43	54,972	1.26		1.26		(0.86)	53
2010	7.13	(0.08)	2.35	2.27	—	—	—	9.40	31.84	21,159	1.39		1.39		(0.92)	72
2009	9.57	(0.03)	(2.41)	(2.44)	—	—	—	7.13	(25.50)††	10,778	1.55		1.63		(0.42)	88
Class A
2014***	$13.67	$(0.08)	$1.31	$1.23	$—	$(0.92)	$(0.92)	$13.98	9.06%	$369	1.58	%*	1.58	%*	(1.08%)*	27	%**
2013	11.41	(0.13)	3.05	2.92	—	(0.66)	(0.66)	13.67	26.81 ††	266	1.72		1.75		(0.97)	118
2012(a)	12.12	(0.08)	(0.63)	(0.71)	—	—	—	11.41	(5.86)	—	1.80	*	1.80	*	(1.38)*	108	**(2)

Small Cap Equity Fund
Institutional Class
2014***	$10.26	$(0.01)	$0.95	$0.94	$—	$(3.66)	$(3.66)	$7.54	9.79%	$32,279	1.12	%*	1.12	%*	(0.16%)*	58	%**
2013	7.82	(0.01)	2.53	2.52	(0.01)	(0.07)	(0.08)	10.26	32.40	168,368	1.12		1.12		(0.12)	106
2012	9.72	0.01	(0.60)	(0.59)	—	(1.31)	(1.31)	7.82	(5.17)	142,295	1.12		1.12		0.13	113
2011	7.53	(0.03)	2.22	2.19	—	—	—	9.72	29.08	182,577	1.10		1.10		(0.36)	144
2010	6.94	(0.04)	0.63	0.59	—	—	—	7.53	8.50	140,224	1.23		1.23		(0.53)	160
2009	9.61	(0.02)	(2.58)	(2.60)	—	(0.07)	(0.07)	6.94	(26.94)	80,026	1.25		1.25		(0.27)	273
Class A
2014***	$10.12	$(0.02)	$0.93	$0.91	$—	$(3.66)	$(3.66)	$7.37	9.59%	$26,711	1.41	%*	1.41	%*	(0.50%)*	58	%**
2013	7.73	(0.03)	2.49	2.46	—	(0.07)	(0.07)	10.12	32.04	34,988	1.37		1.37		(0.37)	106
2012	9.65	(0.01)	(0.60)	(0.61)	—	(1.31)	(1.31)	7.73	(5.44)	28,288	1.37		1.37		(0.13)	113
2011	7.49	(0.06)	2.22	2.16	—	—	—	9.65	28.84	35,349	1.35		1.35		(0.62)	144
2010	6.92	(0.06)	0.63	0.57	—	—	—	7.49	8.24	24,475	1.48		1.48		(0.76)	160
2009	9.61	(0.03)	(2.59)	(2.62)	—	(0.07)	(0.07)	6.92	(27.15)	18,840	1.50		1.50		(0.51)	273

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(a)	Commenced operations on February 13, 2012.
(1)	Per share data calculated using the average shares method.
(2)	Portfolio turnover rate is for the Fund for the year ended July 31, 2012.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2014 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

International Equity Fund
Institutional Class
2014***	$9.20	$0.01	$0.36	$0.37	$(0.20)	$(0.47)	$(0.67)	$8.90	4.00%	$197,159	1.15	%*	1.15	%*	0.12	%*	74	%**
2013	8.08	0.10	1.19	1.29	(0.17)	—	(0.17)	9.20	16.10	229,891	1.15		1.15		1.09		50
2012	9.18	0.11	(1.16)	(1.05)	(0.05)	—	(0.05)	8.08	(11.39)	198,348	1.14		1.14		1.32		20
2011	7.79	0.11	1.34	1.45	(0.06)	—	(0.06)	9.18	18.66	263,419	1.14		1.14		1.25		26
2010	7.18	0.07	0.55	0.62	(0.01)	—	(0.01)	7.79	8.69	218,996	1.16		1.16		0.91		35
2009	9.01	0.08	(1.71)	(1.63)	(0.20)	—	(0.20)	7.18	(17.51)	182,004	1.21		1.21		1.27		51
Class A
2014***	$9.18	$(0.01)	$0.38	$0.37	$(0.18)	$(0.47)	$(0.65)	$8.90	3.99%	$42,329	1.40	%*	1.40	%*	(0.15	)%*	74	%**
2013	8.06	0.07	1.20	1.27	(0.15)	—	(0.15)	9.18	15.85	42,735	1.40		1.40		0.80		50
2012	9.16	0.09	(1.16)	(1.07)	(0.03)	—	(0.03)	8.06	(11.67)	39,475	1.39		1.39		1.07		20
2011	7.77	0.09	1.34	1.43	(0.04)	—	(0.04)	9.16	18.42	49,881	1.39		1.39		1.01		26
2010	7.18	0.05	0.54	0.59	—	—	—	7.77	8.22	38,653	1.41		1.41		0.64		35
2009	9.01	0.07	(1.71)	(1.64)	(0.19)	—	(0.19)	7.18	(17.65)	36,191	1.46		1.46		1.07		51

Natural Resources Fund
Institutional Class
2014***	$11.20	$0.03	$(0.04)	$(0.01)	$(0.05)	$—	$(0.05)	$11.14	(0.11)%	$54,429	1.06	%*	1.06	%*	0.57	%*	26	%**
2013	10.15	0.04	1.03	1.07	(0.02)	—	(0.02)	11.20	10.60	55,341	1.14		1.14		0.34		41
2012(a)	10.00	0.00	0.15	0.15	—	—	—	10.15	1.50	44,041	1.42	*	1.42	*	(0.02	)*	49	**
Class A
2014***	$11.18	$0.02	$(0.05)	$(0.03)	$(0.02)	$—	$(0.02)	$11.13	(0.27)%	$8,077	1.31	%*	1.31	%*	0.32	%*	26	%**
2013	10.13	0.01	1.04	1.05	(0.00)‡	—	(0.00)‡	11.18	10.37	8,340	1.39		1.39		0.09		41
2012(a)	10.00	(0.03)	0.16	0.13	—	—	—	10.13	1.30	6,397	1.71	*	1.71	*	(0.33	)*	49	**

Cinque Large Cap Buy-Write Equity Fund
Institutional Class
2014***	$11.12	$0.02	$0.53	$0.55	$(0.01)	$(0.05)	$(0.06)	$11.61	4.95%	$43,505	1.48	%*	1.45	%*	0.32	%*	7	%**
2013(b)	10.00	0.04	1.08	1.12	—	—	—	11.12	11.20 ††	7,721	1.50	*	2.41	*	0.54	*	16	**
Class A
2014***	$11.11	$—	$0.53	$0.53	$—	$(0.05)	$(0.05)	$11.59	4.80%	$5,795	1.72	%*	1.87	%*	0.07	%*	7	%**
2013(b)	10.00	0.02	1.09	1.11	—	—	—	11.11	11.10 ††	3,329	1.75	*	2.43	*	0.23	*	16	**

Diversified Strategies Fund
Class A
2014***	$9.99	$0.01	$0.27	$0.28	$—	$—	$—	$10.27	2.80%††	$4,431	2.00	%*	2.33	%*	0.15	%*	16	%**
2013	9.20	(0.04)	0.87	0.83	(0.04)^	—	(0.04)	9.99	9.04 ††	5,131	2.00		2.29		(0.43)		98
2012	9.82	0.03	(0.43)	(0.40)	(0.02)	(0.20)	(0.22)	9.20	(4.08)	11,548	1.84		1.84		0.01		150
2011(c)	10.00	(0.01)	(0.17)	(0.18)	—	—	—	9.82	(1.80)††	17,163	2.00	*	2.27	*	(0.10	)*	91	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on September 27, 2011.
(b)	Commenced operations on December 3, 2012.
(c)	Commenced operations on January 7, 2011.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2014 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Strategic Balanced Fund
Institutional Class
2014***	$11.48	$0.09	$0.42	$0.51	$(0.08)	$—	$(0.08)	$11.91	4.46%	$3,287	1.35	%*	1.74	%*	1.50	%*	2	%**
2013	10.55	0.19	0.98	1.17	(0.24)	—	(0.24)	11.48	11.17	4,175	1.35		1.80		1.72		19
2012	10.49	0.19	0.06	0.25	(0.19)	—	(0.19)	10.55	2.49	3,925	1.35		1.77		1.84		18
2011	9.54	0.14	1.05	1.19	(0.24)	—	(0.24)	10.49	12.49	4,399	1.30		1.39		1.34		21
2010	8.67	0.16	0.87	1.03	(0.16)	—	(0.16)	9.54	11.88	12,976	1.24		1.30		1.71		38
2009	9.76	0.32	(1.11)	(0.79)	(0.30)	—	(0.30)	8.67	(7.66)	12,038	1.18		1.23		3.94		33
Class A
2014***	$11.47	$0.08	$0.42	$0.50	$(0.07)	$—	$(0.07)	$11.90	4.33%	$7,004	1.60	%*	2.00	%*	1.29	%*	2	%**
2013	10.54	0.16	0.98	1.14	(0.21)	—	(0.21)	11.47	10.90	6,889	1.60		2.05		1.46		19
2012	10.48	0.16	0.07	0.23	(0.17)	—	(0.17)	10.54	2.23	7,302	1.60		2.02		1.61		18
2011	9.54	0.14	1.01	1.15	(0.21)	—	(0.21)	10.48	12.07	7,428	1.60		1.70		1.35		21
2010	8.67	0.13	0.88	1.01	(0.14)	—	(0.14)	9.54	11.63	10,775	1.50		1.56		1.40		38
2009	9.76	0.28	(1.09)	(0.81)	(0.28)	—	(0.28)	8.67	(7.88)	6,540	1.45		1.50		3.50		33

Total Return Bond Fund
Institutional Class
2014***	$10.81	$0.22	$0.10	$0.32	$(0.22)	$(0.13)	$(0.35)	$10.78	3.06%	$845,934	0.49	%*	0.59	%*	3.99	%*	17	%**
2013	10.80	0.45	0.13	0.58	(0.46)	(0.11)	(0.57)	10.81	5.41	793,400	0.49		0.64		4.08		53
2012	10.70	0.51	0.15	0.66	(0.50)	(0.06)	(0.56)	10.80	6.45	675,039	0.50		0.65		4.79		61
2011	10.71	0.54	0.35	0.89	(0.52)	(0.38)	(0.90)	10.70	8.72	489,685	0.51		0.66		5.08		58
2010	10.17	0.63	0.66	1.29	(0.60)	(0.15)	(0.75)	10.71	13.03	319,147	0.54		0.67		5.97		60
2009	9.89	0.58	0.28	0.86	(0.56)	(0.02)	(0.58)	10.17	9.08	238,649	0.59		0.69		5.97		67
Class A
2014***	$10.81	$0.20	$0.11	$0.31	$(0.21)	$(0.13)	$(0.34)	$10.78	2.94%	$156,777	0.74	%*	0.84	%*	3.73	%*	17	%**
2013	10.80	0.42	0.13	0.55	(0.43)	(0.11)	(0.54)	10.81	5.15	126,002	0.74		0.89		3.83		53
2012	10.69	0.48	0.17	0.65	(0.48)	(0.06)	(0.54)	10.80	6.29	117,779	0.75		0.90		4.55		61
2011	10.71	0.52	0.33	0.85	(0.49)	(0.38)	(0.87)	10.69	8.36	104,713	0.77		0.91		4.83		58
2010	10.17	0.61	0.65	1.26	(0.57)	(0.15)	(0.72)	10.71	12.76	76,319	0.79		0.92		5.73		60
2009	9.89	0.55	0.28	0.83	(0.53)	(0.02)	(0.55)	10.17	8.82	54,777	0.84		0.94		5.73		67

Credit Fund
Institutional Class
2014***	$10.01	$0.23	$0.18	$0.41	$(0.22)	$(0.02)	$(0.24)	$10.18	4.07%	$55,944	1.00	%*	1.01	%*	4.50	%*	10	%**
2013(a)	10.00	0.29	(0.06)	0.23	(0.22)	—	(0.22)	10.01	2.33	25,546	1.00	*	1.29	*	4.39	*	57	**
Class A
2014***	$10.00	$0.22	$0.17	$0.39	$(0.20)	$(0.02)	$(0.22)	$10.17	3.95%	$8,443	1.25	%*	1.27	%*	4.28	%*	10	%**
2013(a)	10.00	0.23	(0.02)	0.21	(0.21)	—	(0.21)	10.00	2.09	6,320	1.25	*	1.91	*	3.49	*	57	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(a)	Commenced operations on December 3, 2012.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2014 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Low Duration Bond Fund
Institutional Class
2014***	$10.48	$0.08	$(0.04)	$0.04	$(0.08)	$(0.15)	$(0.23)	$10.29	0.38%	$192,682	0.52	%*	0.62	%*	1.50	%*	10	%**
2013	10.59	0.18	(0.06)	0.12	(0.18)	(0.05)	(0.23)	10.48	1.10	211,919	0.52		0.67		1.70		85
2012	10.64	0.25	0.11	0.36	(0.25)	(0.16)	(0.41)	10.59	3.52	239,140	0.53		0.68		2.37		73
2011	10.67	0.27	0.04	0.31	(0.25)	(0.09)	(0.34)	10.64	2.97	236,573	0.53		0.68		2.56		56
2010	10.32	0.37	0.33	0.70	(0.35)	—	(0.35)	10.67	6.86	165,334	0.53		0.70		3.52		62
2009	10.01	0.47	0.30	0.77	(0.46)	(0.00)‡	(0.46)	10.32	8.00	103,107	0.52		0.72		4.77		56
Class A
2014***	$10.48	$0.07	$(0.05)	$0.02	$(0.06)	$(0.15)	$(0.21)	$10.29	0.25%	$29,922	0.77	%*	0.87	%*	1.25	%*	10	%**
2013	10.59	0.15	(0.06)	0.09	(0.15)	(0.05)	(0.20)	10.48	0.84	31,972	0.77		0.92		1.45		85
2012	10.64	0.22	0.11	0.33	(0.22)	(0.16)	(0.38)	10.59	3.27	37,068	0.78		0.93		2.11		73
2011	10.67	0.25	0.03	0.28	(0.22)	(0.09)	(0.31)	10.64	2.71	26,236	0.78		0.93		2.34		56
2010	10.32	0.35	0.32	0.67	(0.32)	—	(0.32)	10.67	6.60	30,225	0.78		0.95		3.28		62
2009	10.01	0.45	0.30	0.75	(0.44)	(0.00)‡	(0.44)	10.32	7.74	22,597	0.77		0.97		4.53		56

Municipal Bond Fund
Institutional Class
2014***	$10.37	$0.14	$0.08	$0.22	$(0.14)	$(0.03)	$(0.17)	$10.42	2.09%	$200,360	0.44	%*	0.64	%*	2.62	%*	8	%**
2013	10.79	0.28	(0.42)	(0.14)	(0.27)	(0.01)	(0.28)	10.37	(1.28)	226,117	0.45		0.69		2.57		10
2012	10.43	0.30	0.40	0.70	(0.30)	(0.04)	(0.34)	10.79	6.84	204,090	0.60		0.70		2.81		8
2011	10.50	0.34	(0.06)	0.28	(0.34)	(0.01)	(0.35)	10.43	2.68	159,989	0.62		0.72		3.25		10
2010	10.28	0.34	0.22	0.56	(0.33)	(0.01)	(0.34)	10.50	5.56	165,952	0.61		0.71		3.22		5
2009	9.94	0.34	0.34	0.68	(0.34)	(0.00)‡	(0.34)	10.28	6.99	141,775	0.62		0.72		3.39		14
Class A
2014***	$10.37	$0.12	$0.09	$0.21	$(0.13)	$(0.03)	$(0.16)	$10.42	1.96%	$4,005	0.69	%*	0.89	%*	2.38	%*	8	%**
2013	10.78	0.25	(0.40)	(0.15)	(0.25)	(0.01)	(0.26)	10.37	(1.43)	3,836	0.70		0.94		2.32		10
2012	10.43	0.27	0.40	0.67	(0.28)	(0.04)	(0.32)	10.78	6.50	3,797	0.85		0.95		2.50		8
2011	10.50	0.31	(0.06)	0.25	(0.31)	(0.01)	(0.32)	10.43	2.40	194	0.86		0.96		2.99		10
2010	10.28	0.31	0.23	0.54	(0.31)	(0.01)	(0.32)	10.50	5.31	816	0.86		0.96		2.97		5
2009(a)	10.06	0.30	0.24	0.54	(0.32)	(0.00)‡	(0.32)	10.28	5.48	668	0.87	*	0.97	*	3.15	*	14	**(2)

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amounts represents less than $0.01.
(a)	Commenced operations on August 28, 2008.
(1)	Per share data calculated using the average shares method.
(2)	Portfolio turnover rate is for the Fund for the year ended July 31, 2009.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2014 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Kempner Treasury and Income Fund
Institutional Class
2014***	$10.46	$0.03	$(0.07)	$(0.04)	$(0.04)	$—	$(0.04)	$10.38	(0.35)%	$21,974	0.76	%*	0.76	%*	0.51	%*	0	%**
2013	11.43	0.09	(0.64)	(0.55)	(0.08)	(0.34)	(0.42)	10.46	(5.00)	24,188	0.70		0.70		0.83		0
2012	11.03	0.12	0.55	0.67	(0.16)	(0.11)	(0.27)	11.43	6.12	33,774	0.67		0.67		1.02		0
2011	10.54	0.34	0.59	0.93	(0.30)	(0.14)	(0.44)	11.03	9.08	31,269	0.76		0.76		3.14		5
2010	10.14	0.30	0.54	0.84	(0.20)	(0.24)	(0.44)	10.54	8.48	26,357	0.71		0.71		2.85		28
2009	9.94	0.01	0.33	0.34	(0.10)	(0.04)	(0.14)	10.14	3.50	26,128	0.70		0.70		0.12		114

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2014.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”) (formerly Frost Dividend Value Equity Fund), Frost Kempner Multi-Cap Deep Value Equity Fund (the “Kempner Multi-Cap Deep Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost Small Cap Equity Fund (the “Small Cap Equity Fund”), Frost International Equity Fund (the “International Equity Fund”), Frost Natural Resources Fund (the “Natural Resources Fund”), Frost Cinque Large Cap Buy-Write Equity Fund (the “Cinque Large Cap Buy-Write Equity Fund”), Frost Diversified Strategies Fund (the “Diversified Strategies Fund”), Frost Strategic Balanced Fund (the “Strategic Balanced Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), Frost Municipal Bond Fund (the “Municipal Bond Fund”), and Frost Kempner Treasury and Income Fund (the “Kempner Treasury and Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund, International Equity Fund, Cinque Large Cap Buy-Write Equity Fund and Strategic Balanced Fund seek to achieve long-term capital appreciation and current income. The Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Small Cap Equity Fund seeks to maximize total return. The Natural Resources Fund seeks long-term capital growth with a secondary goal of current income. The Diversified Strategies Fund seeks capital growth with reduced correlation to the stock and bond markets. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares. The financial statements of the remaining funds in the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2014, the total market value of securities in the Total Return Bond Fund valued in accordance with fair value procedures was $2,627,743 or 0.3% of the Fund’s net assets.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the International Equity Fund owns securities is closed for one or more days, the International Equity Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above. When the confidence interval has been exceeded, the securities are considered Level 2.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2014:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$379,854,246	$—	$—	$379,854,246
Cash Equivalent	13,988,187	—	—	13,988,187

Total Investments in Securities	$393,842,433	$—	$—	$393,842,433

Value Equity Fund
Common Stock	$274,827,431	$—	$—	$274,827,431
Cash Equivalent	12,444,384	—	—	12,444,384

Total Investments in Securities	$287,271,815	$—	$—	$287,271,815

Kempner Multi-Cap Deep Value Equity Fund
Common Stock	$161,304,764	$—	$—	$161,304,764
Cash Equivalent	37,295,988	—	—	37,295,988

Total Investments in Securities	$198,600,752	$—	$—	$198,600,752

Mid Cap Equity Fund
Common Stock	$27,075,970	$—	$—	$27,075,970
Cash Equivalent	707,772	—	—	707,772

Total Investments in Securities	$27,783,742	$—	$—	$27,783,742

Small Cap Equity Fund
Common Stock	$50,699,448	$—	$—	$50,699,448
Cash Equivalent	7,577,462	—	—	7,577,462

Total Investments in Securities	$58,276,910	$—	$—	$58,276,910

International Equity Fund
Common Stock	$212,545,046	$17,648,251	$—	$230,193,297
Cash Equivalent	7,308,306	—	—	7,308,306

Total Investments in Securities	$219,853,352	$17,648,251	$—	$237,501,603

Natural Resources Fund
Common Stock	$61,430,380	$—	$—	$61,430,380
Cash Equivalent	1,564,885	—	—	1,564,885

Total Investments in Securities	$62,995,265	$—	$—	$62,995,265

Cinque Large Cap Buy-Write Equity Fund
Registered Investment Companies	$27,607,370	$—	$—	$27,607,370
Common Stock	19,430,457	—	—	19,430,457
Cash Equivalent	1,997,710	—	—	1,997,710

Total Investments in Securities	$49,035,537	$—	$—	$49,035,537

Diversifed Strategies Fund
Registered Investment Companies	$4,168,783	$—	$—	$4,168,783
Cash Equivalent	225,696	—	—	225,696

Total Investments in Securities	$4,394,479	$—	$—	$4,394,479

Strategic Balanced Fund
Registered Investment Companies	$10,162,724	$—	$—	$10,162,724
Cash Equivalent	27,084	—	—	27,084

Total Investments in Securities	$10,189,808	$—	$—	$10,189,808

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

Investments in Securities*	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Mortgage-Backed Securities	$—	$394,471,666	$2,627,743	$397,099,409
Corporate Obligations	—	216,800,195	—	216,800,195
U.S. Treasury Obligations	162,953,545	—	—	162,953,545
Asset-Backed Securities	—	84,845,448	—	84,845,448
Municipal Bonds	—	67,161,798	—	67,161,798
Collateralized Loan Obligations	—	56,812,581	—	56,812,581
U.S. Government Agency Obligations	—	5,448,395	—	5,448,395
Commercial Paper	—	499,879	—	499,879
Cash Equivalent	6,593,308	—	—	6,593,308

Total Investments in Securities	$169,546,853	$826,039,962	$2,627,743	$998,214,558

Credit Fund
Corporate Obligations	$—	$30,887,541	$—	$30,887,541
Collateralized Loan Obligations	—	15,457,263	—	15,457,263
Mortgage-Backed Securities	—	8,205,157	—	8,205,157
Asset-Backed Securities	—	5,344,482	—	5,344,482
Municipal Bond	—	1,142,240	—	1,142,240
Cash Equivalent	3,306,733	—	—	3,306,733

Total Investments in Securities	$3,306,733	$61,036,683	$—	$64,343,416

Low Duration Bond Fund
Asset-Backed Securities	$—	$69,086,306	$—	$69,086,306
U.S. Treasury Obligations	49,489,227	—	—	49,489,227
Mortgage-Backed Securities	—	46,371,796	—	46,371,796
Corporate Obligations	—	22,869,579	—	22,869,579
Collateralized Loan Obligations	—	14,857,090	—	14,857,090
U.S. Government Agency Obligation	—	11,819,244	—	11,819,244
Municipal Bonds	—	6,990,440	—	6,990,440
Cash Equivalent	2,330,149	—	—	2,330,149

Total Investments in Securities	$51,819,376	$171,994,455	$—	$223,813,831

Municipal Bond Fund
Municipal Bonds	$—	$198,100,629	$—	$198,100,629
Cash Equivalent	5,200,911	—	—	5,200,911

Total Investments in Securities	$5,200,911	$198,100,629	$—	$203,301,540

Kempner Treasury and Income Fund
U.S. Treasury Obligations	$14,523,395	$—	$—	$14,523,395
Cash Equivalent	4,437,578	—	—	4,437,578

Total Investments in Securities	$18,960,973	$—	$—	$18,960,973

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Other Financial Instruments	Level 1	Level 2	Level 3	Total
International Equity Fund
Forward Foreign Currency Contracts**
Unrealized Appreciation	$—	$403,087	$—	$403,087
Unrealized Depreciation	—	(324,247)	—	(324,247)

Total Other Financial Instruments	$—	$78,840	$—	$78,840

Cinque Large Cap Buy-Write Equity Fund
Purchased Options	$113,100	$—	$—	$113,100
Written Option	(3,770)	—	—	(3,770)

Total Other Financial Instruments	$109,330	$—	$—	$109,330

Diversified Strategies Fund
Purchased Option	$32,000	$—	$—	$32,000
Written Options	(1,856)	—	—	(1,856)

Total Other Financial Instruments	$30,144	$—	$—	$30,144

*	Industry disclosure of holdings is detailed in the Schedule of Investments.
**	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended January 31, 2014, there were no transfers between Level 1 and Level 2 within the Funds except for the International Equity Fund. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the six months ended January 31, 2014, the International Equity Fund had securities with a total value of $17,648,251 transfer from Level 1 to Level 2. Changes in the classifications between Level 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2014, there were no transfers between Level 2 and Level 3 within the Funds except for the Total Return Bond Fund. The transfer was due to a change in the availability of observable inputs used to determine fair value. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six months ended January 31, 2014, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The International Equity Fund may be subject to taxes imposed by certain countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2014, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

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Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Contracts — The International Equity Fund will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the International Equity Fund has entered into master netting arrangements, established within the International Equity Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the International Equity Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the International Equity Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the International Equity Fund.

For financial reporting purposes, the International Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the International Equity Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the International Equity Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the International Equity Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the International Equity Fund from its counterparties are not fully collateralized, contractually or otherwise, the International Equity Fund bears the risk of loss from counterparty nonperformance.

The following table presents, by derivative type, the International Equity Fund’s OTC derivative assets net of the related collateral posted for the benefit of the International Equity Fund at January 31, 2014:

Fund	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral (not less than $0)
International Equity Fund	Forward Foreign Currency Exchange Contracts	$403,087	$(324,247)	$78,840	$—	$78,840

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a

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nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements as of January 31, 2014.

Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Cinque Large Cap Buy-Write Equity Fund and Diversified Strategies Fund had open options contracts as of January 31, 2014, as disclosed in the Funds’ Schedules of Investments.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund and Strategic Balanced Fund indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund and Strategic Balanced Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of January 31, 2014, the Cinque Large Cap Buy-Write Equity Fund and the Credit Fund had deferred offering costs of $26 and $275, respectively, left to be amortized.

Dividends and Distributions to Shareholders — The Growth Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, International Equity Fund, Natural Resources Fund and Cinque Large Cap Buy-Write Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Diversified Strategies Fund, Strategic Balanced Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, and Kempner Treasury and Income Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Redemption Fees — The International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. The Diversified Strategies Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than sixty days. For the six months ended January 31, 2014, the International Equity Fund and Diversified Strategies Fund retained no such fees. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

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Line of Credit — The Funds entered into an agreement which enables them to participate in a $20 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the “Custodian”) which expires April 21, 2015. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate minus 1%. As of January 31, 2014, there were no borrowings outstanding. Listed below are Funds which had borrowings during the six months ended January 31, 2014:

Fund	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest rate	Interest Paid
Growth Equity Fund	$1,201,910	3	$19,596	3.25%	$365
Value Equity Fund	1,201,910	1	6,532	3.25	109
Mid Cap Equity Fund	1,130,053	6	21,037	3.25	447
Small Cap Equity Fund	11,236,865	21	509,438	3.25	8,468
Cinque Large Cap Buy-Write Equity Fund	140,124	4	1,048	3.25	17
Total Return Bond Fund	1,160,153	2	12,610	3.25	209
Credit Fund	295,215	1	1,604	3.25	27
Municipal Bond Fund	6,340,003	14	236,419	3.25	3,931
Kempner Treasury and Income Fund	960,677	1	5,221	3.25	87

3. Options Written:

Written options transactions entered into during the six months ended January 31, 2014 are summarized as follows:

	Cinque Large Cap Buy-Write Equity Fund
	Numbers of Contracts	Premiums Received

Outstanding at July 31, 2013	36	$48,530
Options Written	454	664,518
Options Expired	(36)	(48,530)
Options Canceled in a Closing Purchase Transaction	(441)	(638,114)

Outstanding at January 31, 2014	13	$26,404

	Diversified Strategies Fund
	Number of Contracts	Premiums Received
Outstanding at July 31, 2013	110	$4,149
Options Written	697	28,824
Options Exercised	(23)	(1,006)
Options Expired	(192)	(7,072)
Options Canceled in a Closing Purchase Transaction	(447)	(18,125)

Outstanding at January 31, 2014	145	$6,770

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

5. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds’ aggregate average

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daily net assets; 0.08% on the next $1 billion of the Funds’ aggregate average daily net assets; and 0.06% on the Funds’ aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial eight Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

Frost Investment Advisors, LLC, a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2014 (“Contractual Expense Limitation”).

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund.

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Contractual Expense Limitation†	Class A Contractual Expense Limitation†
Growth Equity Fund	0.65%**	1.25%	1.50%
Value Equity Fund	0.65%**	1.25%	1.50%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	1.05%	1.30%
Mid Cap Equity Fund	0.90%	1.55%	1.80%
Small Cap Equity Fund	1.00% for assets up to $100 million	1.55%	1.80%
	0.85% for assets over $100 million
International Equity Fund	0.95% for assets up to $150 million	1.45%	1.70%
	0.90% for assets over $150 million
Natural Resources Fund	0.80%	1.75%	2.00%
Cinque Large Cap Buy-Write Equity Fund	0.90%	1.50%	1.75%
Diversified Strategies Fund	0.80%	N/A	2.00%
Total Return Bond Fund	0.35%**	0.95%	1.20%
Credit Fund	0.60%	1.00%	1.25%
Low Duration Bond Fund	0.35%**	0.95%	1.20%
Kempner Treasury and Income Fund	0.35%	1.05%	1.30%*

*	Class is registered but not yet opened.
**	Prior to November 28, 2013, the advisory fee for the Growth Equity Fund and Value Equity Fund was 0.80% and the advisory fee for the Total Return Bond Fund and Low Duration Bond Fund.
†	Prior to November 28, 2013, the expense limitations were voluntary.

The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below show the rate of each Fund’s investment advisory fee and the Adviser’s Voluntary Expense Limitation for each Fund.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Voluntary Expense Limitation	Class A Voluntary Expense Limitation
Stategic Balanced Fund	0.70%	0.05%	1.35%	1.60%
Municipal Bond Fund	0.35%*	0.10%**	1.05%	1.30%

*	Prior to November 28, 2013, the advisory fee for the Municipal Bond Fund was 0.50%
**	Between August 30, 2012 and November 28, 2013, the Adviser voluntarily agreed to reduce its Advisory Fee for the Frost Municipal Fund by 0.25%.

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If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2014, the Adviser did not recapture any previous waived/reimbursed fees. At January 31, 2014, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until Jan. 31:	Cinque Large Cap Buy-Write Equity Fund	Diversified Strategies Fund	Strategic Balanced Fund	Credit Fund
1/31/11 to 1/31/12	2015	$—	$19,395	$36,896	$—
1/31/12 to 1/31/13	2016	18,472	4,891	51,367	22,863
1/31/13 to 1/31/14	2017	41,354	20,436	44,343	26,683

		$59,826	$44,722	$132,606	$49,546

As of January 31, 2014, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Kempner Multi-Cap Deep Value Equity Fund	International Equity Fund
Kempner Capital Management, Inc.	Thornburg Investment Management, Inc.

Mid Cap Equity Fund	Cinque Large Cap Buy-Write Equity Fund
Luther King Capital Management Corporation	Cinque Partners LLC

Small Cap Equity Fund	Kempner Treasury and Income Fund
Cambiar Investors LLC	Kempner Capital Management, Inc.

7. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2014 were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$58,796,324	$58,796,324
Sales	—	71,210,777	71,210,777
Value Equity Fund
Purchases	—	86,469,187	86,469,187
Sales	—	94,896,876	94,896,876
Kempner Multi-Cap Deep Value Equity Fund
Purchases	—	17,959,849	17,959,849
Sales	—	28,434,404	28,434,404
Mid Cap Equity Fund
Purchases	—	7,633,708	7,633,708
Sales	—	11,530,723	11,530,723
Small Cap Equity Fund
Purchases	—	75,175,384	75,175,384
Sales	—	228,153,675	228,153,675
International Equity Fund
Purchases	—	189,532,475	189,532,475
Sales	—	230,478,466	230,478,466
Natural Resources Fund
Purchases	—	16,857,303	16,857,303
Sales	—	16,738,655	16,738,655

	U.S. Government	Other	Total
Cinque Large Cap Buy-Write Equity Fund
Purchases	$—	$37,240,282	$37,240,282
Sales	—	2,092,990	2,092,990
Diversified Strategies Fund
Purchases	—	730,384	730,384
Sales	—	1,641,824	1,641,824
Strategic Balanced Fund*
Purchases	—	235,440	235,440
Sales	—	1,042,479	1,042,479
Total Return Bond Fund
Purchases	159,894,663	55,420,499	215,315,162
Sales	91,820,186	51,666,007	143,486,193
Credit Fund
Purchases	—	22,436,078	22,436,078
Sales	—	3,061,797	3,061,797
Low Duration Bond Fund
Purchases	3,485,430	10,020,327	13,505,757
Sales	10,301,756	34,138,482	44,440,238
Municipal Bond Fund
Purchases	—	15,791,386	15,791,386
Sales	—	43,628,455	43,628,455
Kempner Treasury and Income Fund
Purchases	—	—	—
Sales	—	—	—

*	Includes $29,442 and $0 of purchases and sales, respectively, of affiliated investment.

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8. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended July 31, 2013 and July 31, 2012 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2013	$—	$561,006	$—	$—	$561,006
2012	—	414,910	—	—	414,910
Value Equity Fund
2013	—	5,752,517	—	—	5,752,517
2012	—	6,209,189	—	—	6,209,189
Kempner Multi-Cap Deep Value Equity Fund
2013	—	3,155,255	1,509,464	—	4,664,719
2012	—	3,435,941	—	—	3,435,941
Mid Cap Equity Fund
2013	—	27,770	929,946	—	957,716
2012	—	—	887,348	—	887,348
Small Cap Equity Fund
2013	—	94,588	1,502,985	—	1,597,573
2012	—	24,321,647	4,382,377	—	28,704,024
International Equity Fund
2013	—	4,573,750	—	—	4,573,750
2012	—	1,637,117	—	—	1,637,117
Natural Resources Fund
2013	—	108,143	—	—	108,143
Diversified Strategies Fund
2013	—	21,916	—	1,690	23,606
2012	—	298,239	—	—	298,239
Strategic Balanced Fund
2013	—	216,396	—	—	216,396
2012	—	203,991	—	—	203,991
Total Return Bond Fund
2013	—	38,164,640	7,489,453	—	45,654,093
2012	—	33,815,098	2,964,674	—	36,779,772
Credit Fund
2013	—	602,959	—	—	602,959
Low Duration Bond Fund
2013	—	4,764,178	1,118,140	—	5,882,318
2012	—	6,183,244	3,210,729	—	9,393,973
Municipal Bond Fund
2013	5,835,730	18,997	291,771	—	6,146,498
2012	5,218,712	—	699,507	—	5,918,219
Kempner Treasury and Income Fund
2013	—	222,258	981,802	—	1,204,060
2012	—	454,634	352,240	—	806,874

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

As of July 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Late- Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$184,673	$—	$9,485,778	$—	$—	$—	$119,664,170	$—	$129,334,621
Value Equity Fund	63,022	—	19,279,377	—	—	—	41,272,066	(94,796)	60,519,669
Kempner Multi-Cap Deep Value Equity Fund	623,026	—	—	—	—	—	11,196,907	—	11,819,933
Mid Cap Equity Fund	276,063	—	857,184	—	—	—	5,670,438	—	6,803,685
Small Cap Equity Fund	9,973,360	—	7,094,623	—	—	—	29,472,068	—	46,540,051
International Equity Fund	2,315,175	—	—	(19,796,619)	—	—	39,462,863	367,629	22,349,048
Natural Resources Fund	55,096	—	—	(2,137,446)	(2,021,228)	—	4,659,094	—	555,516
Cinque Large Cap Buy-Write Equity Fund	163,927	—	—	—	—	—	767,606	(3,966)	927,567
Diversified Strategies Fund	—	—	—	(1,058,994)	(92,448)	(29,007)	416,632	(5,987)	(769,804)
Strategic Balanced Fund	—	—	—	(3,323,497)	(3,685)	—	1,400,906	—	(1,926,276)
Total Return Bond Fund	3,613,027	—	11,434,570	—	—	—	16,737,176	(3,637,717)	28,147,056
Credit Fund	238,287	—	—	—	—	—	(388,486)	(145,896)	(296,095)
Low Duration Bond Fund	654,936	—	3,011,236	—	—	—	1,104,339	(344,497)	4,426,014
Municipal Bond Fund	—	541,576	147,165	—	—	—	3,969,702	(540,422)	4,118,021
Kempner Treasury and Income Fund	30,473	—	—	—	—	—	1,956,262	—	1,986,735

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2012 through July 31, 2013, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2013 through July 31, 2013 and specified losses realized on investment transactions from November 1, 2012 through July 31, 2013, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains. At July 31, 2013, the breakdown of capital loss carryforwards was as follows:

	Expires 07/31/17	Expires 07/31/18	Expires 07/31/19	Capital Loss Carryforwards 07/31/13 With Expiration
International Equity Fund	$—	$19,796,619	$—	$19,796,619
Strategic Balanced Fund	1,494,538	1,230,836	598,123	3,323,497

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Natural Resources Fund	$2,137,446	$—	$2,137,446
Diversified Strategies Fund	672,687	386,307	1,058,994

During the year ended July 31, 2013, the Growth Equity Fund, Value Equity Fund, International Equity Fund and Strategic Balanced Fund utilized $7,876,213, $215,704, $18,797,370 and $187,091, respectively, of capital loss carryforwards, to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2014 were as follows (excluding purchased options and written options):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Growth Equity Fund	$255,135,249	$143,183,857	$(4,476,673)	$138,707,184
Value Equity Fund	255,815,392	36,164,671	(4,708,248)	31,456,423
Kempner Multi-Cap Deep Value Equity Fund	188,793,851	31,074,174	(21,267,273)	9,806,901
Mid Cap Equity Fund	21,010,393	6,831,782	(58,433)	6,773,349
Small Cap Equity Fund	51,895,326	7,551,128	(1,169,544)	6,381,584
International Equity Fund	226,130,453	21,424,174	(10,053,024)	11,371,150
Natural Resources Fund	59,350,144	6,914,897	(3,269,776)	3,645,121
Cinque Large Cap Buy-Write Equity Fund	47,037,018	2,827,934	(829,415)	1,998,519
Diversified Strategies Fund	3,913,641	507,516	(26,678)	480,838
Strategic Balanced Fund	8,413,512	1,863,286	(86,990)	1,776,296
Total Return Bond Fund	976,228,801	48,218,891	(26,233,134)	21,985,757
Credit Fund	63,990,342	828,884	(475,810)	353,074
Low Duration Bond Fund	222,432,558	2,514,780	(1,133,507)	1,381,273
Municipal Bond Fund	198,362,558	6,828,416	(1,889,434)	4,938,982
Kempner Treasury and Income Fund	17,148,040	1,812,933	—	1,812,933

9. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds’ Adviser. Any loss from investments of cash collateral is at the relevant Fund’s risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Funds. The Funds record securities lending income net of such allocations.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There were no securities on loan as of January 31, 2014.

10. Risks:

At January 31, 2014, the net assets of the International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

In pursuing its investment objectives, the Natural Resources Fund concentrates its investments in securities of companies in the natural resources industries. Events that affect the natural resources industries will have a greater effect on the Natural Resources Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Natural Resources Fund.

In pursuing their investment objectives, the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund, and Strategic Balanced Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect the Funds’ performance.

To the extent the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund and Strategic Balanced Fund invest in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, the Funds’ shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Funds’ shareholders directly bear in connection with the Funds’ own operations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Other:

On January 31, 2014, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	1	95.52%
Class A Shares	3	94.43%

Value Equity Fund
Institutional Class Shares	1	93.49%
Class A Shares	2	82.41%

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares	1	97.89%
Class A Shares	3	97.01%

Mid Cap Equity Fund
Institutional Class Shares	1	90.22%
Class A Shares	3	98.55%

Small Cap Equity Fund
Institutional Class Shares	1	94.25%
Class A Shares	2	90.63%

International Equity Fund
Institutional Class Shares	1	95.05%
Class A Shares	3	93.76%

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

	# of shareholders	% of Outstanding Shares
Natural Resources Fund
Institutional Class Shares	1	94.11%
Class A Shares	2	96.16%

Cinque Large Cap Buy-Write Equity Fund
Institutional Class Shares	1	96.36%
Class A Shares	2	99.29%

Diversified Strategies Fund
Class A Shares	2	88.55%

Strategic Balanced Fund
Institutional Class Shares	1	98.20%
Class A Shares	3	72.37%

Total Return Bond Fund
Institutional Class Shares	1	81.87%
Class A Shares	4	75.04%

Credit Fund
Institutional Class Shares	1	95.13%
Class A Shares	3	98.81%

Low Duration Bond Fund
Institutional Class Shares	1	88.01%
Class A Shares	3	76.97%

Municipal Bond Fund
Institutional Class Shares	1	98.76%
Class A Shares	2	88.17%

Kempner Treasury and Income Fund
Institutional Class Shares	1	98.00%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

12. New Accounting Pronouncement:

In June 2013, Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

13. Subsequent Events:

Effective March 3, 2014, Frost Investment Advisors, LLC will serve as investment adviser to the Frost Small Cap Equity Fund and Cambiar Investors LLC will no longer serve as sub-adviser to the Fund. Effective March 31, 2014, the Frost Diversified Strategies Fund will be renamed as part of a Fund restructuring and the new name will be the Frost Conservative Allocation Fund. Effective March 31, 2014, the Frost Strategic Balanced Fund will be renamed as a part of a Fund restructuring and the new name will be the Frost Moderate Allocation Fund.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2014 except as noted above.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 08/01/13	Ending Account Value 01/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,088.90	0.80%	$4.21
Class A Shares	$1,000.00	$1,087.10	1.05%	$5.52
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.17	0.80%	$4.08
Class A Shares	$1,000.00	$1,019.91	1.05%	$5.35
Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,054.60	0.81%	$4.19
Class A Shares	$1,000.00	$1,054.20	1.06%	$5.48
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.13	0.81%	$4.12
Class A Shares	$1,000.00	$1,019.87	1.06%	$5.39
Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,050.10	0.76%	$3.93
Class A Shares	$1,000.00	$1,048.00	1.01%	$5.19
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.37	0.76%	$3.88
Class A Shares	$1,000.00	$1,020.14	1.01%	$5.12
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,092.00	1.33%	$7.03
Class A Shares	$1,000.00	$1,090.60	1.58%	$8.34
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.49	1.33%	$6.78
Class A Shares	$1,000.00	$1,017.22	1.58%	$8.05
Small Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,097.90	1.12%	$5.94
Class A Shares	$1,000.00	$1,095.90	1.41%	$7.44
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.54	1.12%	$5.72
Class A Shares	$1,000.00	$1,018.10	1.41%	$7.17
International Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,040.00	1.15%	$5.91
Class A Shares	$1,000.00	$1,039.90	1.40%	$7.20
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.41	1.15%	$5.85
Class A Shares	$1,000.00	$1,018.15	1.40%	$7.12
Natural Resources Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$998.90	1.06%	$5.36
Class A Shares	$1,000.00	$997.30	1.31%	$6.61
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.85	1.06%	$5.41
Class A Shares	$1,000.00	$1,018.59	1.31%	$6.68
Cinque Large Cap Buy-Write Equity Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,049.50	1.48%	$7.65
Class A Shares	$1,000.00	$1,048.00	1.72%	$8.88
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.74	1.48%	$7.53
Class A Shares	$1,000.00	$1,016.53	1.72%	$8.74

	Beginning Account Value 08/01/13	Ending Account Value 01/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Strategies Fund(1)
Actual Fund Return
Class A Shares	$1,000.00	$1,028.00	2.00%	$10.22
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,015.12	2.00%	$10.16
Strategic Balanced Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,044.60	1.35%	$6.95
Class A Shares	$1,000.00	$1,043.30	1.60%	$8.24
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.40	1.35%	$6.86
Class A Shares	$1,000.00	$1,017.14	1.60%	$8.13
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,030.60	0.49%	$2.51
Class A Shares	$1,000.00	$1,029.40	0.74%	$3.79
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.73	0.49%	$2.50
Class A Shares	$1,000.00	$1,021.47	0.74%	$3.77
Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,040.70	1.00%	$5.14
Class A Shares	$1,000.00	$1,039.50	1.25%	$6.43
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.16	1.00%	$5.09
Class A Shares	$1,000.00	$1,018.90	1.25%	$6.36
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,003.80	0.52%	$2.63
Class A Shares	$1,000.00	$1,002.50	0.77%	$3.86
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.58	0.52%	$2.66
Class A Shares	$1,000.00	$1,021.34	0.77%	$3.91
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,020.90	0.44%	$2.22
Class A Shares	$1,000.00	$1,019.60	0.69%	$3.50
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.01	0.44%	$2.22
Class A Shares	$1,000.00	$1,021.74	0.69%	$3.50
Kempner Treasury and Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$996.50	0.76%	$3.82
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.37	0.76%	$3.87

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

(1)	Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 20, 2013 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Growth Equity Fund; the Frost Value Equity Fund; the Frost Kempner Multi-Cap Deep Value Equity Fund; the Frost Mid Cap Equity Fund; the Frost Small Cap Equity Fund; the Frost International Equity Fund; the Frost Natural Resources Fund; the Frost Cinque Large Cap Buy-Write Equity Fund; the Frost Diversified Strategies Fund; the Frost Strategic Balanced Fund; the Frost Total Return Bond Fund; the Frost Credit Fund; the Frost Low Duration Bond Fund; the Frost Municipal Bond Fund; and the Frost Kempner Treasury and Income Fund; and

•

the Sub-Advisory Agreements between the Adviser and Kempner Capital Management, Inc. (“Kempner”) on behalf of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund; the Adviser and Cambiar Investors LLC (“Cambiar”) on behalf of the Frost Small Cap Equity Fund; the Adviser and Luther King Capital Management Corporation (“LKCM”) on behalf of the Frost Mid Cap Equity Fund; and the Adviser and Thornburg Investment Management, Inc., (“Thornburg”) on behalf of the Frost International Equity Fund (each of Kempner, Cambiar, LKCM and Thornburg a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with a peer group of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Advisers for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel and the resources of the Adviser and the Sub-Advisers. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment approach for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with information regarding the Funds’ performance since the Agreements were last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Frost Value Equity Fund, the Frost Growth Equity Fund, the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Natural Resources Fund, the Frost Small Cap Equity Fund relative to their benchmarks and peer groups and the steps recently taken by the Adviser and Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 4

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Sub-Advisers

Cambiar Investors, LLC

2401 East Second Avenue, Suite 400

Denver, Colorado 80206

Kempner Capital Management, Inc.

2201 Market Street, 12th Floor

FNB Building

Galveston, Texas 77550-1503

Luther King Capital

Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

Thornburg Investment

Management, Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Cinque Partners LLC

11839 San Vicente Boulevard

Los Angeles, California 90049

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items	12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: April 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: April 9, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: April 9, 2014